UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Large Cap Value Equity Fund

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [98.3%]

   AEROSPACE & DEFENSE [5.2%]
     Goodrich                                            16,400   $       1,158
     Honeywell International                             12,500             770
     Lockheed Martin                                     13,000           1,368
     Northrop Grumman                                    17,000           1,337
     Raytheon                                            25,200           1,530
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              6,163
   =============================================================================
   AIR FREIGHT & LOGISTICS [0.7%]
     FedEx                                                9,600             856
   =============================================================================
   BEVERAGES [1.8%]
     Coca-Cola                                           12,100             742
     Coca-Cola Enterprises                               20,000             521
     Molson Coors Brewing, Cl B                          15,400             795
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        2,058
   =============================================================================
   BUILDING PRODUCTS [0.3%]
     Masco                                               16,500             357
   =============================================================================
   CAPITAL MARKETS [4.9%]
     Goldman Sachs Group                                 11,200           2,409
     Lehman Brothers Holdings                            15,000             982
     Morgan Stanley                                      27,000           1,434
     State Street                                        11,200             909
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  5,734
   =============================================================================
   CHEMICALS [2.8%]
     Dow Chemical                                        36,000           1,419
     PPG Industries                                      14,000             983
     Rohm & Haas                                         15,800             839
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        3,241
   =============================================================================
   COMMERCIAL BANKS [6.4%]
     BB&T                                                14,500             445
     Keycorp                                             10,400             244
     PNC Financial Services Group                        14,300             939
     SunTrust Banks                                      12,400             775
     US Bancorp                                          48,000           1,523
     Wachovia                                            26,400           1,004
     Wells Fargo                                         84,960           2,565
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                 7,495
   =============================================================================
   COMMUNICATIONS EQUIPMENT [1.1%]
     Corning                                             53,200           1,276
   =============================================================================

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS [4.8%]
     Hewlett-Packard                                     68,700   $       3,468
     IBM                                                 19,900           2,151
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          5,619
   =============================================================================
   CONTAINERS & PACKAGING [0.8%]
     Ball                                                11,400             513
     Bemis                                               17,000             465
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             978
   =============================================================================
   DIVERSIFIED FINANCIAL SERVICES [6.2%]
     Bank of America                                     75,896           3,131
     Citigroup                                           42,786           1,260
     JPMorgan Chase                                      67,200           2,933
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   7,324
   =============================================================================
   DIVERSIFIED TELECOMMUNICATION SERVICES [6.9%]
     AT&T                                               113,117           4,701
     Verizon Communications                              77,109           3,369
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           8,070
   =============================================================================
   ELECTRIC UTILITIES [3.5%]
     Duke Energy                                         22,000             444
     Edison International                                13,900             742
     Entergy                                              8,000             956
     FPL Group                                           17,300           1,173
     PPL                                                 14,900             776
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               4,091
   =============================================================================
   FOOD & STAPLES RETAILING [2.1%]
     Costco Wholesale                                     8,700             607
     Kroger                                              29,300             783
     Safeway                                             31,600           1,081
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         2,471
   =============================================================================
   FOOD PRODUCTS [1.8%]
     Archer-Daniels-Midland                              15,900             738
     General Mills                                       13,200             752
     Sara Lee                                            42,500             683
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                    2,173
   =============================================================================
   HEALTH CARE PROVIDERS & SERVICES [3.6%]
     Aetna                                               27,600           1,593
     Cigna                                               20,500           1,102


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Large Cap Value Equity Fund

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
     McKesson                                            23,600   $       1,546
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 4,241
   =============================================================================
   HOUSEHOLD DURABLES [0.6%]
     Whirlpool                                            8,700             710
   =============================================================================
   INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS [1.2%]
     Constellation Energy Group                          13,400           1,374
   =============================================================================
   INDUSTRIAL CONGLOMERATES [2.4%]
     General Electric                                    47,500           1,761
     Tyco International                                  27,600           1,094
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         2,855
   =============================================================================
   INSURANCE [8.8%]
     ACE                                                 24,600           1,520
     Aflac                                                9,600             601
     American International Group                        29,100           1,697
     Chubb                                               27,100           1,479
     Hartford Financial Services Group                   12,300           1,072
     MetLife                                             17,100           1,054
     Prudential Financial                                15,300           1,423
     Travelers                                           27,000           1,453
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                       10,299
   =============================================================================
   IT SERVICES [1.0%]
     Electronic Data Systems                             55,400           1,148
   =============================================================================
   LIFE SCIENCES TOOLS & SERVICES [0.5%]
     PerkinElmer                                         23,700             617
   =============================================================================
   MACHINERY [1.8%]
     Caterpillar                                         18,600           1,350
     Eaton                                                8,400             814
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        2,164
   =============================================================================
   MEDIA [4.2%]
     CBS, Cl B                                           38,750           1,056
     Comcast, Cl A *                                     36,200             661
     Time Warner                                        102,800           1,697
     Walt Disney                                         47,900           1,546
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            4,960
   =============================================================================
   MULTILINE RETAIL [0.9%]
     Macy's                                              12,400             321

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
   Target                                                15,500   $         775
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                 1,096
   =============================================================================
   MULTI-UTILITIES [1.4%]
     PG&E                                                19,600             844
     Sempra Energy                                       12,600             780
   -----------------------------------------------------------------------------

   TOTAL MULTI-UTILITIES                                                  1,624
   =============================================================================
   OFFICE ELECTRONICS [0.7%]
     Xerox*                                              53,500             866
   =============================================================================
   OIL, GAS & CONSUMABLE FUELS [8.5%]
     Chevron                                             29,940           2,794
     ConocoPhillips                                      31,580           2,789
     Exxon Mobil                                          9,300             871
     Marathon Oil                                        21,300           1,296
     Occidental Petroleum                                24,400           1,879
     Valero Energy                                        4,900             343
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      9,972
   =============================================================================
   PAPER & FOREST PRODUCTS [1.0%]
     International Paper                                 24,500             793
     MeadWestvaco                                        12,000             376
   -----------------------------------------------------------------------------

   TOTAL PAPER & FOREST PRODUCTS                                          1,169
   =============================================================================
   PERSONAL PRODUCTS [0.4%]
     Alberto-Culver, Cl B                                20,000             491
   =============================================================================
   PHARMACEUTICALS [3.6%]
     Bristol-Myers Squibb                                66,000           1,750
     Merck                                               22,000           1,278
     Pfizer                                              55,500           1,262
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  4,290
   =============================================================================
   ROAD & RAIL [2.1%]
     CSX                                                 31,400           1,381
     Norfolk Southern                                    12,600             636
     Ryder System                                         9,300             437
   -----------------------------------------------------------------------------

   TOTAL ROAD & RAIL                                                      2,454
   =============================================================================
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.7%]
     Analog Devices                                      17,000             539
     Applied Materials                                   52,500             932


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Large Cap Value Equity Fund

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
     Texas Instruments                                   50,000   $       1,670
   -----------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT                                                            3,141
   =============================================================================
   SOFTWARE [1.1%]
     Microsoft                                           37,500           1,335
   =============================================================================
   SPECIALTY RETAIL [1.4%]
     Best Buy                                            14,200             748
     Sherwin-Williams                                     8,200             476
     Staples                                             18,000             415
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,639
   =============================================================================
   TEXTILES, APPAREL & LUXURY GOODS [0.5%]
     Jones Apparel Group                                 39,300             628
   =============================================================================
   THRIFTS & MORTGAGE FINANCE [0.3%]
     Washington Mutual                                   26,200             357
   =============================================================================
   WIRELESS TELECOMMUNICATION SERVICES [0.3%]
     Sprint Nextel                                       24,300             319
   =============================================================================

       TOTAL COMMON STOCK
       (Cost $96,284)                                                   115,655
       =========================================================================
CASH EQUIVALENTS [2.3%]

   Fidelity Institutional Domestic Money
       Market Portfolio, Cl I, 4.940% **              1,606,373           1,606
   Goldman Sachs Financial Square Funds -
       Government Fund, 4.470% **                     1,154,118           1,154
   =============================================================================

       TOTAL CASH EQUIVALENTS
       (Cost $2,760)                                                      2,760
       =========================================================================
       TOTAL INVESTMENTS [100.6%]
       (Cost $99,044) +                                           $     118,415
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $117,717 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $99,044 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,330 ($ THOUSANDS) AND $4,959 ($ THOUSANDS), RESPECTIVELY.

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Large Cap Growth Equity Fund

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [98.1%]

   AEROSPACE & DEFENSE [4.3%]
     Boeing                                               6,000   $         525
     Honeywell International                             11,000             677
     L-3 Communications Holdings                          3,000             318
     Lockheed Martin                                      5,400             569
     Precision Castparts                                  3,600             499
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              2,588
   =============================================================================
   AIR FREIGHT & LOGISTICS [0.3%]
     United Parcel Service, Cl B                          2,700             191
   =============================================================================
   BEVERAGES [2.6%]
     Coca-Cola                                            7,600             466
     PepsiCo                                             14,500           1,101
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        1,567
   =============================================================================
   BIOTECHNOLOGY [4.3%]
     Amgen *                                              6,600             307
     Biogen Idec *                                        7,000             398
     Genentech *                                          5,800             389
     Genzyme - General Division *                         6,500             484
     Gilead Sciences *                                   22,100           1,017
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                    2,595
   =============================================================================
   CAPITAL MARKETS [3.9%]
     Franklin Resources                                   4,500             515
     Goldman Sachs Group                                  3,400             731
     Lehman Brothers Holdings                             9,900             648
     T Rowe Price Group                                   7,000             426
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  2,320
   =============================================================================
   CHEMICALS [0.9%]
     Hercules                                            11,400             221
     Monsanto                                             2,700             301
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                          522
   =============================================================================
   COMMERCIAL BANKS [0.3%]
     Synovus Financial                                    8,300             200
   =============================================================================
   COMMERCIAL SERVICES & SUPPLIES [1.0%]
     Robert Half International                           12,400             335
     RR Donnelley & Sons                                  6,300             238
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     573
   =============================================================================

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT [1.7%]
     Qualcomm                                            25,500   $       1,003
   =============================================================================
   COMPUTERS & PERIPHERALS [5.1%]
     Apple Computer *                                     7,075           1,401
     Hewlett-Packard                                      3,823             193
     IBM                                                 11,100           1,200
     SanDisk *                                            8,500             282
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          3,076
   =============================================================================
   DIVERSIFIED FINANCIAL SERVICES [1.4%]
     CME Group, Cl A                                      1,200             823
   =============================================================================
   ELECTRIC UTILITIES [0.2%]
     Edison International                                 2,000             107
   =============================================================================
   ENERGY EQUIPMENT & SERVICES [4.6%]
     BJ Services                                         14,100             342
     ENSCO International                                 10,300             614
     Noble                                               15,100             853
     Smith International                                  6,200             458
     Transocean                                           3,428             491
   -----------------------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                                      2,758
   =============================================================================
   FOOD & STAPLES RETAILING [4.0%]
     CVS                                                  7,443             296
     Sysco                                               16,100             502
     Wal-Mart Stores                                     34,075           1,620
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         2,418
   =============================================================================
   FOOD PRODUCTS [3.2%]
     Archer-Daniels-Midland                               9,900             460
     Campbell Soup                                        9,700             347
     General Mills                                        4,300             245
     Kellogg                                             16,200             849
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                    1,901
   =============================================================================
   HEALTH CARE EQUIPMENT & SUPPLIES [2.8%]
     Bard (C.R.)                                          3,200             303
     Stryker                                             12,800             957
     Zimmer Holdings *                                    6,200             410
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,670
   =============================================================================
   HEALTH CARE PROVIDERS & SERVICES [3.2%]
     Cardinal Health                                      4,600             265
     McKesson                                             4,300             282
     Quest Diagnostics                                    5,400             286


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Large Cap Growth Equity Fund

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
     UnitedHealth Group                                  18,700   $       1,088
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,921
   =============================================================================
   HOTELS, RESTAURANTS & LEISURE [1.1%]
     Carnival                                             6,600             294
     Starbucks *                                         19,500             399
   -----------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                                      693
   =============================================================================
   HOUSEHOLD PRODUCTS [4.1%]
     Colgate-Palmolive                                   10,400             811
     Procter & Gamble                                    22,302           1,637
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                                               2,448
   =============================================================================
   INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS [0.9%]
     AES *                                               24,000             513
   =============================================================================
   INDUSTRIAL CONGLOMERATES [1.8%]
     3M                                                   6,000             506
     General Electric                                    15,275             566
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         1,072
   =============================================================================
   INSURANCE [2.6%]
     Aflac                                                6,600             413
     American International Group                        14,000             816
     MetLife                                              5,200             321
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        1,550
   =============================================================================
   INTERNET & CATALOG RETAIL [0.7%]
     Amazon.Com *                                         4,400             408
   =============================================================================
   INTERNET SOFTWARE & SERVICES [4.1%]
     eBay *                                              21,175             703
     Google, Cl A *                                       2,000           1,383
     Yahoo! *                                            15,000             349
   -----------------------------------------------------------------------------

   TOTAL INTERNET SOFTWARE & SERVICES                                     2,435
   =============================================================================
   IT SERVICES [0.3%]
     Cognizant Technology Solutions, Cl A *               6,000             204
   =============================================================================
   MACHINERY [2.7%]
     Caterpillar                                         12,000             870
     Danaher                                              4,100             360
     Manitowoc                                            7,900             386
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,616
   =============================================================================

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
   MEDIA [2.8%]
     Comcast, Cl A *                                     30,150   $         551
     DIRECTV Group *                                     20,500             474
     McGraw-Hill                                         10,600             464
     Time Warner                                         13,100             216
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            1,705
   =============================================================================
   METALS & MINING [1.0%]
     Freeport-McMoRan Copper & Gold                       3,700             379
     Nucor                                                4,200             249
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    628
   =============================================================================
   MULTILINE RETAIL [1.1%]
     Kohl's *                                             6,800             311
     Target                                               7,500             375
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                   686
   =============================================================================
   OIL, GAS & CONSUMABLE FUELS [12.0%]
     Anadarko Petroleum                                   3,200             210
     Chevron                                             18,000           1,680
     Exxon Mobil                                         32,000           2,998
     Occidental Petroleum                                 8,200             631
     Sunoco                                               6,700             486
     Valero Energy                                        2,000             140
     XTO Energy                                          20,500           1,053
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      7,198
   =============================================================================
   PHARMACEUTICALS [5.3%]
     Forest Laboratories *                                5,700             208
     Johnson & Johnson                                   25,164           1,679
     Pfizer                                              26,400             600
     Wyeth                                               16,050             709
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  3,196
   =============================================================================
   REAL ESTATE INVESTMENT TRUSTS [0.2%]
     Simon Property Group                                 1,500             130
   =============================================================================
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.2%]
     CB Richard Ellis Group, Cl A *                       5,100             110
   =============================================================================
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.3%]
     Applied Materials                                    8,450             150
     Intel                                               11,700             312
     Linear Technology                                   12,900             411


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Large Cap Growth Equity Fund

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------
     Texas Instruments                                   14,400   $         481
   -----------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT                                                          1,354
   =============================================================================
   SOFTWARE [7.9%]
     Adobe Systems *                                     10,100             432
     Autodesk *                                          10,600             527
     Citrix Systems *                                     8,275             314
     Microsoft                                           57,180           2,036
     Oracle *                                            35,765             808
     Symantec *                                          37,700             608
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         4,725
   =============================================================================
   SPECIALTY RETAIL [2.0%]
     Autozone *                                           2,500             300
     Best Buy                                             9,200             484
     Lowe's                                              17,600             398
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,182
   =============================================================================
   TEXTILES, APPAREL & LUXURY GOODS [1.2%]
     Coach *                                             14,000             428
     Nike, Cl B                                           4,500             289
   -----------------------------------------------------------------------------

   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   717
   =============================================================================

       TOTAL COMMON STOCK
       (Cost $49,452)                                                    58,803
       =========================================================================
CASH EQUIVALENTS [1.9%]

   Fidelity Institutional Domestic Money
       Market Portfolio, Cl I, 4.940% **                681,630             681
   Goldman Sachs Financial Square Funds -
       Government Fund, 4.470%**                        431,630             432
   =============================================================================

       TOTAL CASH EQUIVALENTS
       (Cost $1,113)                                                      1,113
       =========================================================================
       TOTAL INVESTMENTS [100.0%]
       (Cost $50,565) +                                           $      59,916
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $59,941 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE THE FUND'S INVESTMENTS WAS $50,565 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,828 ($ THOUSANDS) AND $2,477 ($ THOUSANDS), RESPECTIVELY.

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
RCB Small Cap Value Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [96.5%]

   AUTO COMPONENTS [2.0%]
     GenTek *                                            34,615     $     1,013
   =============================================================================
   DIVERSIFIED CONSUMER SERVICES [2.3%]
     Coinstar *                                          40,900           1,151
   =============================================================================
   ELECTRIC UTILITIES [2.4%]
     Sierra Pacific Resources                            69,800           1,185
   =============================================================================
   ELECTRONIC EQUIPMENT [2.0%]
     LoJack *                                            60,000           1,009
   =============================================================================
   ENERGY EQUIPMENT & SERVICES [2.2%]
     Carbo Ceramics                                      29,800           1,109
   =============================================================================
   FOOD PRODUCTS [5.2%]
     Ralcorp Holdings *                                  42,900           2,608
   =============================================================================
   HOTELS RESTAURANTS & LEISURE [7.8%]
     IHOP                                                47,000           1,719
     Triarc, Cl B                                       250,000           2,190
   -----------------------------------------------------------------------------

   TOTAL HOTELS RESTAURANTS & LEISURE                                     3,909
   =============================================================================
   HOUSEHOLD PRODUCTS [4.6%]
     Central Garden & Pet, Cl A *                       434,400           2,328
   =============================================================================
   INSURANCE [14.6%]
     Alleghany *                                          6,300           2,533
     Hilb Rogal & Hobbs                                  26,725           1,084
     Montpelier Re Holdings                              65,800           1,119
     White Mountains Insurance Group                      5,000           2,570
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        7,306
   =============================================================================
   LIFE SCIENCES TOOLS & SERVICES [2.4%]
     PerkinElmer                                         45,500           1,184
   =============================================================================
   MACHINERY [4.9%]
     Actuant, Cl A                                       34,200           1,163
     IDEX                                                35,800           1,294
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        2,457
   =============================================================================
   MEDIA [15.0%]
     Cox Radio, Cl A *                                   94,100           1,143

Description                             Shares/Face Amount (000)    Value (000)
--------------------------------------------------------------------------------
     Cumulus Media, Cl A *                              122,900     $       988
     Fisher Communications *                             48,800           1,853
     Lodgenet Entertainment *                           152,470           2,659
     McClatchy, Cl A                                     71,000             889
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            7,532
   =============================================================================
   METALS & MINING [4.0%]
     Compass Minerals International                      24,500           1,004
     Novamerican Steel *                                235,200           1,014
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                  2,018
   =============================================================================
   OIL, GAS & CONSUMABLE FUELS [4.9%]
     Rosetta Resources *                                123,900           2,457
   =============================================================================
   REAL ESTATE INVESTMENT TRUSTS [10.6%]
     Annaly Capital Management                          142,500           2,591
     Capital Trust, Cl A                                 45,300           1,388
     Chimera Investment                                  75,000           1,341
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS                                    5,320
   =============================================================================
   RUBBER & PLASTIC [4.2%]
     Spartech                                           150,800           2,126
   =============================================================================
   SOFTWARE [4.7%]
     Fair Isaac                                          37,900           1,219
     PLATO Learning *                                   279,700           1,110
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         2,329
   =============================================================================
   WIRELESS TELECOMMUNICATION SERVICES [2.7%]
     iPCS                                                38,000           1,368
   =============================================================================

       TOTAL COMMON STOCK
       (Cost $44,330)                                                    48,409
       =========================================================================
CORPORATE BONDS [2.3%]

   FINANCIAL SERVICES [2.0%]
   LaBranche (A)
       9.500%, 05/15/09                            $      1,000             997
   =============================================================================
   LABORATORY EQUIPMENT [0.3%]
   Sea Containers, Ser B (B)
       10.750%, 10/15/06                                    250             163
   =============================================================================

       TOTAL CORPORATE BONDS
       (Cost $1,256)                                                      1,160
       =========================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
RCB Small Cap Value Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
WARRANT [0.2%]

   Novamerican Steel, Expires 03/07/11 *                 72,000     $        72
   =============================================================================

       TOTAL WARRANT
       (Cost $104)                                                           72
       =========================================================================
       TOTAL INVESTMENTS [99.0%]
       (Cost $45,690) +                                             $    49,641
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $50,144 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,690 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,967 ($ THOUSANDS) AND $5,016 ($ THOUSANDS), RESPECTIVELY.

*     NON-INCOME PRODUCING SECURITY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $997(000), REPRESENTING 2.0% OF THE NET ASSETS OF THE FUND.

(B)   IN DEFAULT ON INTEREST PAYMENTS.

CL -- CLASS
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Multi-Asset Fund+

Description                             Shares/Face Amount (000)    Value (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS [47.5%]

   iPath Dow Jones-AIG Commodity Index
       Total Return Fund                                     16     $       906
   iShares MSCI EAFE Index Fund                              23           1,830
   iShares S&P 500 Growth Index Fund                         29           2,024
   Market Vectors Gold Miners Fund                           18             815
   SPDR Trust, Ser 1                                          9           1,310
   =============================================================================

       TOTAL EXCHANGE TRADED FUNDS
       (Cost $7,072)                                                      6,885
       =========================================================================
REGISTERED INVESTMENT COMPANIES [11.0%]

   Alpine International Real Estate Equity Fund              13             509
   T. Rowe Price International Bond Fund                    108           1,091
   =============================================================================

       TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $1,695)                                                      1,600
       =========================================================================
AFFILIATED INVESTMENT FUNDS [10.9%]

   CNI Corporate Bond Fund, Institutional Class              67             688
   CNI Government Bond Fund,
       Institutional Class                                   85             886
   =============================================================================

       TOTAL AFFILIATED INVESTMENT FUNDS
       (Cost $1,567)                                                      1,574
       =========================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS [11.4%]

   FHLB
       4.625%, 02/08/08                            $        500             500
   FNMA
       4.625%, 01/15/08                                     400             400
   FNMA DN (A)
       4.303%, 01/14/08                                     750             749
   =============================================================================

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,649)                                                      1,649
       =========================================================================
CASH EQUIVALENT [5.4%]

   Goldman Sachs Financial Square Funds -
       Government Fund, 4.470% *                        788,904             789
   =============================================================================

       TOTAL CASH EQUIVALENT
       (Cost $789)                                                          789
       =========================================================================

Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) [9.6%]

   Barclay 4.500%, dated 12/31/07,
       repurchased on 01/02/08, repurchase
       price $700,175 (collateralized by a
       FHLMC obligation, par value
       $853,833, 5.555%, 06/01/36; with
       total market value $714,001)                $        700     $       700
   Lehman Brothers 4.400%, dated
       12/31/07, repurchased on 01/02/08,
       repurchase price $700,171
       (collateralized by a FHLMC
       obligation, par value $805,000,
       5.500%, 06/01/36; total market
       value $716,037)                                      700             700
   =============================================================================

       TOTAL REPURCHASE AGREEMENTS
       (Cost $1,400)                                                      1,400
       =========================================================================
       TOTAL INVESTMENTS [95.8%]
       (Cost $14,172) ++                                            $    13,897
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $14,501 ($ THOUSANDS).

+     FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

++ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $14,172 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $57 ($ THOUSANDS) AND $332 ($ THOUSANDS), RESPECTIVELY.

*     THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)   TRI-PARTY REPURCHASE AGREEMENT.

DN -- DISCOUNT NOTE
EAFE -- EUROPE, AUSTRALIA AND THE FAR EAST (MARKETS)
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MSCI -- MORGAN STANLEY COMPOSITE INDEX
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Multi-Asset Fund+

valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Corporate Bond Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [86.3%]

   AIR TRANSPORTATION [0.1%]
   Federal Express, Ser A2
     7.890%, 09/23/08                              $         67     $        68
   =============================================================================
   AUTOMOTIVE [0.9%]
   DaimlerChrysler
     5.875%, 03/15/11                                       570             578
   =============================================================================
   BANKS [11.0%]
   Bank of America
     5.300%, 03/15/17                                     1,000             972
   Bankers Trust
     7.250%, 10/15/11                                       500             549
   Barclays Bank (A)
     6.050%, 12/04/17                                     1,000             993
   Crestar Financial
     6.500%, 01/15/08                                     1,035           1,036
   Deutsche Bank
     7.500%, 04/25/09                                       500             518
   Wachovia Bank
     4.800%, 11/01/14                                     1,270           1,207
   Wells Fargo
     4.625%, 08/09/10                                     1,000           1,001
   Wells Fargo, MTN
     4.000%, 08/15/08                                       765             759
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            7,035
   =============================================================================
   BEAUTY PRODUCTS [1.3%]
   Avon Products
     7.150%, 11/15/09                                       800             845
   =============================================================================
   COMMUNICATION & MEDIA [4.6%]
   AOL Time Warner
     6.750%, 04/15/11                                       415             432
   Comcast Cable Communications Holdings
     8.375%, 03/15/13                                       440             494
   News America Holdings
     9.250%, 02/01/13                                       450             526
   Walt Disney, MTN
     5.700%, 07/15/11                                     1,395           1,454
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            2,906
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [3.0%]
   Cisco Systems
     5.500%, 02/22/16                                     1,000           1,017

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   IBM, MTN
     4.375%, 06/01/09                              $        900     $       908
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                1,925
   =============================================================================
   DRUGS [1.6%]
   Abbott Laboratories
     5.375%, 05/15/09                                     1,000           1,015
   =============================================================================
   ELECTRICAL SERVICES [2.7%]
   American Electric Power
     5.250%, 06/01/15                                       490             476
   Iowa Electric Light & Power
     6.000%, 10/01/08                                       200             201
   WPS Resources
     7.000%, 11/01/09                                     1,000           1,038
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,715
   =============================================================================
   FINANCE AUTO LOANS [1.6%]
   American Honda Finance, MTN (A)
     5.125%, 12/15/10                                     1,000           1,028
   =============================================================================
   FINANCIAL SERVICES [20.8%]
   American General Finance, MTN
     5.750%, 09/15/16                                       500             471
   American General Finance, Ser I, MTN
     4.625%, 05/15/09                                     1,000             997
   AXA Financial
     7.750%, 08/01/10                                     1,000           1,074
   Boeing Capital
     6.500%, 02/15/12                                       930             998
   CIT Group
     5.400%, 03/07/13                                     1,000             909
   ConocoPhillips Canada Funding
     5.625%, 10/15/16                                       600             619
   General Electric Capital, Ser A, MTN
     6.875%, 11/15/10                                       250             267
     6.000%, 06/15/12                                     1,540           1,614
   HSBC Finance
     5.250%, 04/15/15                                     1,250           1,211
   John Deere Capital, MTN
     4.625%, 04/15/09                                       750             751
   MBNA
     4.625%, 09/15/08                                       430             429
   National Rural Utilities, Ser C, MTN
     7.250%, 03/01/12                                     1,000           1,083
   SLM, Ser A, MTN (B)
     5.164%, 01/25/08                                     1,000             999


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Corporate Bond Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Toyota Motor Credit
     4.350%, 12/15/10                              $      1,800     $     1,793
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                              13,215
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [8.4%]
   Anheuser-Busch
     7.500%, 03/15/12                                     1,190           1,313
   Bottling Group
     5.500%, 04/01/16                                     1,000           1,019
     4.625%, 11/15/12                                     1,435           1,440
   Diageo Capital
     3.375%, 03/20/08                                     1,000             998
   General Mills
     6.000%, 02/15/12                                       560             574
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,344
   =============================================================================
   FOREIGN GOVERNMENTS [0.7%]
   United Mexican States, MTN
     5.875%, 01/15/14                                       450             468
   =============================================================================
   INSURANCE [4.2%]
   Aflac
     6.500%, 04/15/09                                     1,150           1,180
   Berkshire Hathaway Finance
     4.125%, 01/15/10                                     1,475           1,480
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        2,660
   =============================================================================
   INVESTMENT BANKER/BROKER DEALER [12.4%]
   Citigroup
     5.850%, 08/02/16                                     1,000           1,015
     5.500%, 02/15/17                                       250             243
   Credit Suisse
     5.500%, 08/15/13                                     1,250           1,272
   Goldman Sachs Group
     5.625%, 01/15/17                                     1,260           1,231
   Jefferies Group
     5.500%, 03/15/16                                       665             634
   JPMorgan Chase
     7.125%, 06/15/09                                       675             698
     6.750%, 02/01/11                                       500             525
   Merrill Lynch, Ser C, MTN
     4.250%, 02/08/10                                     1,275           1,250
   Morgan Stanley
     6.750%, 04/15/11                                        30              31
     3.875%, 01/15/09                                     1,000             990
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  7,889
   =============================================================================

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [1.5%]
   ConocoPhillips
     6.375%, 03/30/09                              $        305     $       312
   Duke Capital
     5.500%, 03/01/14                                       625             623
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                          935
   =============================================================================
   RETAIL [4.7%]
   Home Depot
     5.250%, 12/16/13                                     1,000             973
   Kohl's
     6.300%, 03/01/11                                     1,000           1,045
   Kroger
     5.500%, 02/01/13                                       450             451
   Target
     5.875%, 07/15/16                                       500             503
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           2,972
   =============================================================================
   TELEPHONES & TELECOMMUNICATIONS [5.6%]
   BellSouth
     4.200%, 09/15/09                                     1,000             994
   Deutsche Telekom International Finance
     5.250%, 07/22/13                                       475             473
   New Cingular Wireless Services
     8.125%, 05/01/12                                       400             445
   Sprint Capital
     8.375%, 03/15/12                                       550             595
   Verizon Communications
     5.550%, 02/15/16                                     1,000           1,011
   Verizon Global Funding
     7.250%, 12/01/10                                        25              27
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,545
   =============================================================================
   WASTE DISPOSAL [1.2%]
   Waste Management
     6.875%, 05/15/09                                       735             755
   =============================================================================

     TOTAL CORPORATE BONDS
     (Cost $54,596)                                                      54,898
     ===========================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [6.9%]

   FFCB REMIC, Ser IA4, Cl 1
     5.770%, 02/14/14                                       993           1,005
   FHLMC REMIC, Ser 2982, Cl NB
     5.500%, 02/15/29                                       340             344
   FHLMC REMIC, Ser R004, Cl A1
     5.125%, 12/15/13                                       899             903


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Corporate Bond Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2002-56, Cl MC
     5.500%, 09/25/17                              $      1,025     $     1,043
   FNMA REMIC, Ser 2006-B1, Cl AB
     6.000%, 06/25/16                                       155             157
   FNMA REMIC, Ser 2007-B1, Cl BE
     5.450%, 12/25/20                                       952             960
   =============================================================================

     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS                                                          4,412
     (Cost $4,364)
     ===========================================================================
U.S. GOVERNMENT AGENCY OBLIGATION [2.1%]

   FHLMC, MTN
     5.125%, 04/18/11                                     1,250           1,306
   =============================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (Cost $1,299)                                                        1,306
     ===========================================================================
MUNICIPAL BOND [1.5%]

   CALIFORNIA [1.5%]
   City of Industry, Sales Tax Project, RB,
     MBIA (C)
     5.000%, 01/01/12                                       955             962
   =============================================================================

     TOTAL MUNICIPAL BOND
     (Cost $976)                                                            962
     ===========================================================================
U.S. TREASURY OBLIGATION [0.9%]

   U.S. Treasury Inflation Index
     2.000%, 01/15/14                                       565             584
   =============================================================================

     TOTAL U.S. TREASURY OBLIGATION
     (Cost $582)                                                            584
     ===========================================================================
MORTGAGE-BACKED SECURITY [0.2%]

   Residential Asset Mortgage Products,
     Ser 2003-RS5, Cl AI4
     3.700%, 09/25/31                                       126             125
   =============================================================================

     TOTAL MORTGAGE-BACKED SECURITY
     (Cost $125)                                                            125
     ===========================================================================

Description                                        Shares            Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT [0.9%]

   Goldman Sachs Financial Square Funds -
     Government Fund, 4.470% *                    555,481           $       555
   =============================================================================

     TOTAL CASH EQUIVALENT
     (Cost $555)                                                            555
     ===========================================================================
     TOTAL INVESTMENTS [98.8%]
     (Cost $62,497) +                                               $    62,842
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $63,597 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE THE FUND'S INVESTMENTS WAS $62,497 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $705 ($ THOUSANDS) AND $360 ($ THOUSANDS), RESPECTIVELY.

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,021(000), REPRESENTING 3.2% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2007.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INVESTMENT ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Government Bond Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [66.9%]

   FFCB REMIC, Ser IA2, Cl 1
     5.220%, 10/21/13                               $      1,365    $     1,418
   FFCB REMIC, Ser IA3, Cl 1
     5.370%, 09/25/13                                      3,854          3,862
   FFCB REMIC, Ser IA4, Cl 1
     5.770%, 02/14/14                                      1,619          1,638
   FFCB REMIC, Ser IA8, Cl 1
     4.650%, 01/21/14                                      3,500          3,500
   FHLMC REMIC, Ser R002, Cl AH
     4.750%, 07/15/15                                      2,016          2,004
   FHLMC REMIC, Ser R003, Cl AG
     5.125%, 10/15/15                                      2,156          2,165
   FHLMC REMIC, Ser R004, Cl A1
     5.125%, 12/15/13                                         30             30
   FHLMC REMIC, Ser R005, Cl AB
     5.500%, 12/15/18                                      2,430          2,455
   FHLMC REMIC, Ser R007, Cl AC
     5.875%, 05/15/16                                      2,072          2,101
   FHLMC REMIC, Ser R009, Cl AK
     5.750%, 12/15/18                                      2,323          2,357
   FHLMC REMIC, Ser R010, Cl AB
     5.500%, 12/15/19                                      5,323          5,382
   FHLMC REMIC, Ser R011, Cl AB
     5.500%, 12/15/20                                      1,833          1,854
   FHLMC REMIC, Ser R012, Cl AB
     5.500%, 12/15/20                                      1,885          1,903
   FHLMC REMIC, Ser R013, Cl AB
     6.000%, 12/15/21                                      2,813          2,857
   FHLMC REMIC, Ser R014, Cl AL
     5.500%, 10/15/14                                      1,404          1,421
   FNMA ARM (A)
     4.552%, 03/01/34                                        823            815
   FNMA REMIC, Ser 119, Cl DG
     5.500%, 01/25/36                                      1,526          1,521
   FNMA REMIC, Ser R009, Cl AJ
     5.750%, 12/15/18                                      2,799          2,832
   GNMA ARM (A)
     5.000%, 08/20/35                                         94             95
     4.500%, 04/20/35                                        899            899
================================================================================

     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS
     (Cost $40,760)                                                      41,109
     ===========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [24.5%]

   FHLB
     5.250%, 10/14/11                                      2,500          2,526

                                                     Face Amount
Description                                         (000)/Shares     Value (000)
--------------------------------------------------------------------------------
   FHLB (continued)
     5.000%, 12/11/15                               $      2,500    $     2,618
   FNMA
     7.125%, 06/15/10                                      2,000          2,164
     6.625%, 09/15/09                                      4,000          4,198
     5.500%, 03/15/11                                      1,000          1,054
     5.010%, 11/10/10                                      2,500          2,503
   =============================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $14,754)                                                      15,063
     ===========================================================================
U.S. TREASURY OBLIGATION [2.0%]

   U.S. Treasury Note
     6.000%, 08/15/09                                      1,200          1,255
   =============================================================================

     TOTAL U.S. TREASURY OBLIGATION
     (Cost $1,244)                                                        1,255
     ===========================================================================
CASH EQUIVALENT [2.7%]

   Goldman Sachs Financial Square Funds -
     Government Fund, 4.470% *                         1,661,383          1,661
   =============================================================================

     TOTAL CASH EQUIVALENT
     (Cost $1,661)                                                        1,661
     ===========================================================================
REPURCHASE AGREEMENT (B) [3.3%]

   Lehman Brothers 4.400%, dated
     12/31/07, repurchased on 01/01/08,
     repurchase price $2,000,489
     (collateralized by a FHLMC
     obligation, par value 2,295,000,
     5.500%, 06/01/36; with total market
     value $2,041,373)                                     2,000          2,000
   =============================================================================

     TOTAL REPURCHASE AGREEMENT
     (Cost $2,000)                                                        2,000
     ===========================================================================

     TOTAL INVESTMENTS [99.4%]
     (Cost $60,419) +                                               $    61,088
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $61,446 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE THE FUND'S INVESTMENTS WAS $60,419 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $695 ($ THOUSANDS) AND $26 ($ THOUSANDS), RESPECTIVELY.

*     THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2007.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Government Bond Fund

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)   TRI-PARTY REPURCHASE AGREEMENT.

ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Bond Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [97.9%]

   ALABAMA [2.3%]
   Jefferson County, Public Building
     Authority, RB, AMBAC
     Callable 04/01/16 @ 100
     5.125%, 04/01/19                              $         500    $       541
   Jefferson County, Sewer Authority,
     Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                                        250            260
   -----------------------------------------------------------------------------

   TOTAL ALABAMA                                                            801
   =============================================================================
   ARIZONA [1.1%]
   Arizona State, University Board Regents,
     Ser A, COP, AMBAC
     4.250%, 06/01/13                                        350            365
   =============================================================================
   CALIFORNIA [78.3%]
   Anaheim, Public Financing Authority,
     Distribution System Project, Second
     Lien, RB, MBIA
     5.000%, 10/01/08                                        250            254
   Bay Area Infrastructure Financing
     Authority, State Payment
     Acceleration Project, RB, XLCA
     Callable 08/01/11 @ 100
     5.000%, 08/01/14                                        500            526
   Beverly Hills, Unified School District
     Authority, Ser B, GO
     Pre-Refunded @ 101 (A)
     4.700%, 06/01/08                                         50             51
   Big Bear Lake, Water Authority, RB,
     MBIA
     6.000%, 04/01/11                                        200            211
   Burbank, Public Financing Authority,
     Golden State Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                        100            108
   Burbank, Public Financing Authority,
     Golden State Redevelopment
     Project, Ser A, TA, AMBAC
     Pre-Refunded @ 100 (A)
     5.250%, 12/01/13                                         75             83

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State Public Works Board,
     Department of Corrections Project,
     Ser C, RB
     Callable 12/01/13 @ 100
     5.500%, 06/01/16                              $         500    $       544
   California State Public Works Board,
     Department of Mental Health
     Project, Ser A, RB
     5.250%, 06/01/13                                        200            217
   California State, Department of Water
     Resource & Power, Ser B-5, RB (B)(C)
     Callable 01/31/08 @ 100
     3.810%, 05/01/22                                        300            300
   California State, Department of Water
     Resource & Power, Ser W, RB,
     FSA
     5.500%, 12/01/13                                        400            447
   California State, Economic Recovery
     Authority, Ser A, GO
     5.250%, 01/01/11                                        500            529
   California State, Educational Facilities
     Authority, Pooled College &
     University Projects, Ser A, RB
     4.300%, 04/01/09                                        100            101
   California State, Educational Facilities
     Authority, University of San
     Francisco, RB, MBIA
     6.000%, 10/01/08                                        300            307
   California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                        175            182
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/21                                        250            264
   California State, GO
     Callable 10/01/16 @ 100
     5.000%, 08/01/14                                        500            540
   California State, GO
     Callable 10/01/16 @ 100
     5.000%, 10/01/17                                        500            538
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                        165            174
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                         10             11
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                         25             26


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Bond Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 10/01/10                              $          20    $        21
   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 10/01/10                                         50             53
   California State, GO
     Pre-Refunded @ 100 (A)
     5.000%, 02/01/12                                        400            428
   California State, GO
     5.000%, 04/01/10                                        215            223
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, Ser A, RB
     Pre-Refunded @ 101 (A)
     6.250%, 12/01/09                                        490            524
   California State, Infrastructure &
     Economic Authority, Bay Area Toll
     Bridges Project, Ser A, RB, FSA
     Pre-Refunded @ 100 (A)
     5.250%, 07/01/13                                        125            137
   California State, Infrastructure &
     Economic Authority, Energy
     Efficiency Master Trust, Ser A, RB
     5.000%, 03/01/11                                        315            332
   California State, Public Works Board
     Lease, Department of Corrections
     Project, Ser A, RB
     Callable 09/01/08 @ 101
     5.250%, 09/01/15                                        250            256
   California State, Public Works Board
     Lease, Department of Corrections
     Project, Ser B, RB, MBIA
   Callable 09/01/08 @ 101
     5.000%, 09/01/21                                        100            102
   California State, Public Works Board
     Lease, Department of Corrections,
     Ser D, RB, FSA
     5.250%, 06/01/15                                        500            544
   California State, Public Works Board
     Lease, Department of
   Corrections-State Prisons Project,
     Ser A, RB, AMBAC
     5.250%, 12/01/13                                        600            644

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Public Works Board
     Lease, Department of
     Corrections-Ten Administration,
     Ser A, RB, AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                              $         155    $       164
   California State, Public Works Board
     Lease, Trustees California State
     University, Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                                        100            102
   California State, Public Works Board
     Lease, Various University Projects,
     Ser A, RB, MBIA
     5.500%, 06/01/14                                        250            272
   California State, Ser B, Sub-Ser B-6, GO (B)(C)
     Callable 01/31/08 @ 100
     3.880%, 05/01/40                                        200            200
   California State, System-wide Project,
     Ser A, RB, FSA
     4.000%, 11/01/14                                        300            311
   California State, University of
     California, Ser K, RB, MBIA
     Pre-Refunded @ 101 (A)
     5.000%, 09/01/08                                        150            154
   California Statewide, Communities
     Development Authority, Irvine-UCI
     East Apartments Project, RB
     Pre-Refunded @ 100 (A)
     5.625%, 05/15/15                                        360            411
   Castaic Lake, Water Agency, Water
     Systems Improvement Project,
     Ser A, COP, MBIA
     7.000%, 08/01/13                                        300            351
   Coachella Valley, Water District
     Authority, Flood Control Project,
     COP, AMBAC
     Callable 03/03/08 @ 102
     5.000%, 10/01/11                                        250            255
   Compton Community College District,
     Ser 2004-A, GO, MBIA
     Callable 07/01/14 @ 100
     5.250%, 07/01/21                                        605            657
   Corona, Public Financing Authority,
     City Hall Project, Ser B, RB, MBIA
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                        350            377


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Culver City, Redevelopment Finance
     Authority, TA, AMBAC
     5.500%, 11/01/14                              $         75   $          81
   Escondido, Union School District,
     Refunding & Financing Project,
     COP, MBIA
     4.750%, 07/01/19                                       735             785
   Fillmore Public Financing Authority,
     Recycling Financing Project, RB,
     CIFG
     5.250%, 05/01/23                                       250             275
   Fresno, Unified School District, Election
     2001 Project, Ser D, GO
     Callable 08/01/13 @ 102
     5.000%, 08/01/17                                       200             217
   Fruitvale, School District, GO, FSA
     Callable 08/01/09 @ 102
     5.000%, 08/01/19                                       200             209
   Golden State, Tobacco Settlement,
     Ser A, RB
     Callable 06/01/09 @ 100
     5.000%, 06/01/19                                       250             251
   Golden State, Tobacco Settlement,
     Ser A, RB
     Callable 06/01/10 @ 100
     5.000%, 06/01/20                                       500             510
   Golden State, Tobacco Settlement,
     Ser B, RB, FGIC
     Pre-Refunded @ 100 (A)
     5.500%, 06/01/13                                       100             110
   Golden State, Tobacco Settlement,
     Ser B, RB
     Pre-Refunded @ 100 (A)
     5.750%, 06/01/08                                       250             253
   Hawthorne, School District, COP, FSA
     Pre-Refunded @ 101 (A)
     6.000%, 11/01/10                                       485             527
   Indio, Public Financing Authority,
     Public Capital Improvement Project,
     Ser B, RB, AMBAC (C)
     3.800%, 11/01/37                                       500             504
   Kern, High School District, GO, ETM
     7.100%, 08/01/12                                       290             338
   Los Angeles County, Public Works
     Finance Authority, Master
     Refunding Project, Ser A, RB,
     MBIA
     5.000%, 12/01/11                                       400             426

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Los Angeles Unified School District,
     Ser A-1, GO, MBIA
     Callable 07/01/14 @ 100
     5.000%, 07/01/17                              $        125   $         135
   Los Angeles, Municipal Improvement
     Authority, Central Library Project,
     Ser A, RB, MBIA
     5.250%, 06/01/13                                       230             252
   Los Angeles, Property Tax Project,
     Ser A, GO, MBIA
     4.000%, 09/01/09                                       250             254
   Los Angeles, Wastewater Systems
     Authority, RB, FSA
     4.500%, 06/01/09                                       250             255
   Los Angeles, Wastewater Systems
     Authority, Sub-Ser B, RB, MBIA
     5.000%, 06/01/10                                       500             522
   Metropolitan Water District, Southern
     California Waterworks Authority,
     RB
     5.750%, 07/01/09                                       500             520
   M-S-R Public Power Agency, San Juan
     Project, Ser G, RB, MBIA
     5.250%, 07/01/11                                       100             101
   Northern California, Gas Authority No.
     1, Ser A, RB
     5.000%, 07/01/10                                       500             515
   Northern California, Transmission
     Resource Authority, Ore
     Transmission Project, Ser A, RB,
     MBIA
     7.000%, 05/01/13                                       250             284
   Oakland Unified School District, GO,
     FGIC
     5.000%, 08/01/16                                       250             273
   Oakland, Joint Powers Financing
     Authority, Oakland Convention
     Center Project, RB, AMBAC
     5.500%, 10/01/11                                       455             492
   Oakland, Redevelopment Agency,
     Central District Redevelopment
     Project, TA, AMBAC
     5.500%, 02/01/14                                       475             506
   Oakland, State Building Authority, Elihu
     M Harris Project, Ser A, RB,
     AMBAC
     Pre-Refunded @ 101 (A)
     5.500%, 04/01/08                                       100             102


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Oakley, Civic Center Project, COP
     4.000%, 05/01/12                              $        230   $         235
   Oxnard, School District, Election 2006
     Project, Ser A, GO, CIFG
     6.750%, 08/01/11                                       300             334
   Palm Springs Financing Authority,
     Public Capital Improvement Lease
     Project, RB, AMBAC
     Callable 04/01/17 @ 100
     5.000%, 04/01/20                                       470             506
   Pinole, Redevelopment Agency Project,
     TA, FSA
     Callable 08/01/09 @ 101
     5.250%, 08/01/14                                       100             104
   RE Badger, Water Facilities Financing
     Authority, RB, MBIA
     4.000%, 10/01/15                                       250             258
   Redwoods, Community College, 2004
     Election Project, Ser A, GO, MBIA
     Callable 08/01/14 @ 100
     5.000%, 08/01/23                                       420             441
   Riverside, RB
     Callable 10/01/08 @ 101
     5.375%, 10/01/12                                        90              92
   Riverside, RB
     Pre-Refunded @ 101 (A)
     5.375%, 10/01/08                                        10              10
   Rowland, Unified School District, Ser A,
     GO
     Callable 08/01/16 @ 100
     5.000%, 08/01/20                                       290             312
   Sacramento County, Animal Care/Youth
     Detention Project, COP, AMBAC
     Callable 10/01/17 @ 100
     5.000%, 10/01/22                                       400             420
   Sacramento, City Unified School
     District, Ser A, GO, FSA
     4.250%, 07/01/09                                        75              76
   San Diego, Unified School District,
     Election 1998 Project, Ser E, GO,
     FSA
     Callable 07/01/13 @ 100
     5.000%, 07/01/28                                       400             431
   San Diego, Unified School District,
     Election 1998 Project, Ser E, GO,
     FSA
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                                       100             110

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   San Francisco
     (City & County), Airports
     Commission Authority, Second
     Ser-27B, RB, FGIC
     Callable 05/01/11 @ 100
     5.250%, 05/01/12                              $        250   $         265
   San Francisco (City & County), GO
     Callable 06/15/10 @ 102
     5.000%, 06/15/11                                       235             249
   San Jose, University School District,
     Ser A, GO, FSA
     Callable 08/01/11 @ 101
     5.375%, 08/01/19                                       150             161
   San Ysidro, School District, Election
     1997 Project, Ser C, GO, MBIA
     6.000%, 08/01/11                                       205             225
   Sanger, Unified School District, GO,
     MBIA
     5.350%, 08/01/15                                       250             268
   Santa Monica, Community College
     District, 2004 Election Project,
     Ser A, GO, MBIA
     Pre-Refunded @ 100 (A)
     5.000%, 05/01/15                                       400             441
   Santa Monica, Public Safety Facilities
     Project, RB
     Callable 07/01/09 @ 101
     5.250%, 07/01/14                                       100             104
   Solano County, COP, MBIA
     Pre-Refunded @ 100 (A)
     5.250%, 11/01/12                                       100             109
   Southern California, Metropolitan Water
     District Authority, Ser A, RB
     5.750%, 07/01/21                                       280             326
   Southern California, Metropolitan Water
     District Authority, Ser B-3, RB (C)
     Callable 02/01/08 @ 100
     3.690%, 07/01/35                                       300             300
   Southern Kern, Unified School District,
     Ser A, GO, FGIC
     Callable 11/01/13 @ 100
     4.500%, 11/01/18                                       220             229
   Tamalpais, Unified High School District,
     GO, MBIA
     Callable 08/01/11 @ 101
     4.875%, 08/01/17                                       100             105
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                      26,739
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FLORIDA [0.8%]
   Seminole County, Water & Sewer
     Authority, Refunding Project, RB
     Callable 10/01/15 @ 100
     5.000%, 10/01/19                              $        250   $         268
   =============================================================================
   ILLINOIS [0.6%]
   Illinois State, Civic Center Authority,
     RB, FSA
     Callable 12/15/10 @ 100
     5.500%, 12/15/14                                       200             212
   =============================================================================
   MISSOURI [0.6%]
   State Louis, Downtown Parking
     Facilities Project, Sub-Ser A, RB
     Pre-Refunded @ 100 (A)
     6.000%, 02/01/12                                       200             219
   =============================================================================
   NEW JERSEY [1.1%]
   New Jersey State, Turnpike Authority,
     Ser C, RB, MBIA, ETM
     6.500%, 01/01/16                                       315             366
   =============================================================================
   NEW MEXICO [1.2%]
   Santa Fe, Educational Facilities
     Authority, College of Santa Fe
     Project, RB
     Pre-Refunded @ 100 (A)
     5.750%, 10/01/14                                       350             396
   =============================================================================
   NEW YORK [4.3%]
   New York State, Environmental
     Facilities Authority, Pooled
     Financing Program, Ser D, RB
     Callable 08/15/14 @ 100
     4.750%, 08/15/21                                       500             520
   New York State, Local Assistance
     Correction Authority, Ser E, RB
     6.000%, 04/01/14                                       500             555
   New York, Ser O, GO, FSA
     Callable 06/01/15 @ 100
     5.000%, 06/01/17                                       350             379
   -----------------------------------------------------------------------------

   TOTAL NEW YORK                                                         1,454
   =============================================================================

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   SOUTH CAROLINA [2.5%]
   Columbia, Tourism Development Fee
     Pledge, COP, AMBAC
     Callable 06/01/13 @ 100
     5.250%, 06/01/16                              $        350   $         378
   South Carolina, Jobs-Economic
     Development Authority, Palmetto
     Health Project, Ser C, RB
     Pre-Refunded @ 100 (A)
     6.875%, 08/01/13                                       400             469
   -----------------------------------------------------------------------------

   TOTAL SOUTH CAROLINA                                                     847
   =============================================================================
   TEXAS [3.1%]
   Carroll, Independent School District, GO
     6.375%, 02/15/21                                       430             536
   San Angelo, Waterworks & Sewer
     System Authority, Refunding &
     Improvements Projects, RB, FSA
     Callable 04/01/11 @ 100
     5.250%, 04/01/19                                       100             105
   Travis County, Health Facilities
     Development Authority, Ascension
     Health Credit Project, Ser A, RB,
     MBIA
     Pre-Refunded @ 101 (A)
     6.250%, 11/15/09                                       400             427
   -----------------------------------------------------------------------------

   TOTAL TEXAS                                                            1,068
   =============================================================================
   UTAH [0.4%]
   Central Utah, Water Conservancy
     District, Ser D, GO
     Pre-Refunded @ 100 (A)
     4.600%, 04/01/09                                       140             143
   =============================================================================
   PUERTO RICO [1.6%]
   Puerto Rico, Electric Power Authority,
     Power Project, Ser CC, RB, MBIA
     Callable 03/03/08 @ 102
     5.250%, 07/01/09                                       100             102
   Puerto Rico, Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 03/03/08 @ 102
     5.250%, 07/01/10                                       130             132


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Bond Fund

Description                            Face Amount (000)/Shares     Value (000)
--------------------------------------------------------------------------------
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project, Ser J,
     RB, AMBAC (C)
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                              $        300   $         311
   -----------------------------------------------------------------------------

   TOTAL PUERTO RICO                                                        545
   =============================================================================

     TOTAL MUNICIPAL BONDS
     (Cost $33,101)                                                      33,423
     ===========================================================================
CASH EQUIVALENT [0.7%]

   Federated California Municipal Money
     Market Fund, Cl I, 3.460% *                        231,682             232
   =============================================================================

     TOTAL CASH EQUIVALENT
     (Cost $232)                                                            232
     ===========================================================================
     TOTAL INVESTMENTS [98.6%]
     (Cost $33,333) +                                             $      33,655
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $34,127 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,333 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $367 ($ THOUSANDS) AND $45 ($ THOUSANDS), RESPECTIVELY.

*     THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

(A)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTEE
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROW TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTMENT ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [93.2%]

   AEROSPACE & DEFENSE [0.8%]
   DRS Technologies
     6.625%, 02/01/16                             $         100    $         99
   Esterline Technologies
     7.750%, 06/15/13                                       100             103
   L-3 Communications
     5.875%, 01/15/15                                       100              96
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                298
   =============================================================================
   AIRLINES [0.3%]
   DAE Aviation Holdings (A)
     11.250%, 08/01/15                                      100             106
   =============================================================================
   APPAREL/TEXTILES [0.8%]
   Hanesbrands (B)
     8.204%, 12/15/14                                       100              99
   Levi Strauss
     9.750%, 01/15/15                                       100             100
   Phillips-Van Heusen
     7.250%, 02/15/11                                        75              75
   -----------------------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                                   274
   =============================================================================
   AUTO RENT & LEASE [1.2%]
   Avis Budget Car Rental
     7.750%, 05/15/16                                       100              94
   Hertz
     10.500%, 01/01/16                                      150             155
   Rental Service
     9.500%, 12/01/14                                       100              89
   United Rentals North America
     6.500%, 02/15/12                                       100              91
   -----------------------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                                  429
   =============================================================================
   AUTOMOTIVE [1.8%]
   General Motors
     7.700%, 04/15/16                                       200             169
     7.125%, 07/15/13                                       350             304
   UCI Holdco (A)(B)
     12.360%, 12/15/13                                      169             160
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                         633
   =============================================================================
   AUTOPARTS [0.8%]
   Accuride
     8.500%, 02/01/15                                       150             121
   Asbury Automotive Group
     7.625%, 03/15/17                                       100              89

Description                                   Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Pep Boys (A)
     7.500%, 12/15/14                              $        100     $        93
   -----------------------------------------------------------------------------

   TOTAL AUTOPARTS                                                          303
   =============================================================================
   BEAUTY PRODUCTS [0.3%]
   Chattem
     7.000%, 03/01/14                                       100              99
   =============================================================================
   BROADCASTING & CABLE [6.3%]
   Allbritton Communications
     7.750%, 12/15/12                                       150             149
   Atlantic Broadband Finance
     9.375%, 01/15/14                                       100              94
   Barrington Broadcasting Group
     10.500%, 08/15/14                                      100             103
   Bonten Media Acquisition (A)
     9.000%, 06/01/15                                       150             131
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                       250             243
   Charter Communications Holdings
     10.250%, 09/15/10                                      300             294
   CSC Holdings
     7.625%, 07/15/18                                       100              92
   Echostar DBS
     6.625%, 10/01/14                                       200             199
   Fisher Communication
     8.625%, 09/15/14                                       150             153
   Kabel Deutschland
     10.625%, 07/01/14                                      200             210
   Local TV Finance (A)
     9.250%, 06/15/15                                       100              95
   Mediacom
     7.875%, 02/15/11                                       150             137
   Nexstar Finance Holdings (C)
     11.785%, 04/01/13                                      200             198
   Olympus Communications (D)
     10.625%, 07/15/04                                      100              --
   Quebecor Media (A)
     7.750%, 03/15/16                                        75              72
   Videotron Ltee
     6.875%, 01/15/14                                       100              98
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,268
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION [2.6%]
   Ainsworth Lumber
     7.250%, 10/01/12                              $        100     $        60
     6.750%, 03/15/14                                       100              60
   DR Horton
     5.625%, 01/15/16                                       125             104
   Esco (A)
     8.625%, 12/15/13                                        50              50
   Goodman Global Holdings
     7.875%, 12/15/12                                        75              77
   Interline Brands
     8.125%, 06/15/14                                        50              50
   International Utility Structures (D)
     10.750%, 02/01/08                                      100               1
   KB Home
     8.625%, 12/15/08                                        50              49
   Nortek
     8.500%, 09/01/14                                       200             160
   Panolam Industries
     10.750%, 10/01/13                                      250             218
   Ply Gem Industries
     9.000%, 02/15/12                                       150             116
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            945
   =============================================================================
   BUSINESS SERVICES [0.9%]
   Corrections
     7.500%, 05/01/11                                       100             101
   FTI Consulting
     7.625%, 06/15/13                                        50              51
   Geo Group
     8.250%, 07/15/13                                       150             152
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                  304
   =============================================================================
   CHEMICALS [3.3%]
   Basell (A)
     8.375%, 08/15/15                                       250             202
   Georgia Gulf
     9.500%, 10/15/14                                       150             119
   Huntsman International
     7.875%, 11/15/14                                       115             122
   Innophos
     8.875%, 08/15/14                                       100              99
   Momentive Performance Materials (A)
     9.750%, 12/01/14                                       100              92
   Mosaic (A)
     7.375%, 12/01/14                                        75              80
   Nova Chemicals
     6.500%, 01/15/12                                       150             141

Description                                   Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Polymer Holdings (C)
     12.000%, 07/15/14                             $        250     $       228
   Terra Capital, Ser B
     7.000%, 02/01/17                                       100              98
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,181
   =============================================================================
   CIRCUIT BOARDS [0.1%]
   Viasystems
     10.500%, 01/15/11                                       50              50
   =============================================================================
   COAL MINING [0.4%]
   Alpha Natural Resources
     10.000%, 06/01/12                                      150             159
   =============================================================================
   COMMERCIAL SERVICES [1.8%]
   ARAMARK Services (B)
     8.411%, 02/01/15                                       100              98
   Iron Mountain
     8.750%, 07/15/18                                       150             158
     8.625%, 04/01/13                                       100             101
   Mobile Mini
     6.875%, 05/01/15                                        75              68
   Mobile Services Group
     9.750%, 08/01/14                                       150             138
   Tube City IMS
     9.750%, 02/01/15                                       100              90
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                                653
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [0.4%]
   Activant Solutions
     9.500%, 05/01/16                                       100              86
   Unisys
     12.500%, 01/15/16                                       65              66
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                  152
   =============================================================================
   CONGLOMERATE [0.3%]
   KAR Holdings (A)
     8.750%, 05/01/14                                       100              92
   =============================================================================
   CONSUMER PRODUCTS & SERVICES [4.8%]
   Ames True Temper (B)
     9.243%, 01/15/12                                       100              85
   Central Garden & Pet
     9.125%, 02/01/13                                       100              86
   Jarden
     7.500%, 05/01/17                                        75              64
   Johnsondiversey Holdings
     10.670%, 05/15/13                                      200             202


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Johnsondiversey, Ser B
     9.625%, 05/15/12                              $        150     $       153
   Libbey Glass (B)
     11.913%, 06/01/11                                      100             105
   MSX International (A)
     12.500%, 04/01/12                                      100              93
   Prestige Brands
     9.250%, 04/15/12                                        90              90
   Sealy Mattress
     8.250%, 06/15/14                                       200             191
   Southern States Cooperative (A)
     10.500%, 11/01/10                                      200             208
   Spectrum Brands
     7.375%, 02/01/15                                       300             222
   Steinway Musical (A)
     7.000%, 03/01/14                                       100              92
   Visant Holding
     8.750%, 12/01/13                                       100             101
   Yankee Acquisition, Ser B
     9.750%, 02/15/17                                        50              46
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,738
   =============================================================================
   CONTAINERS & PACKAGING [2.6%]
   Aleris International
     10.000%, 12/15/16                                       50              40
   Crown Americas
     7.750%, 11/15/15                                       150             155
   Exopack Holding
     11.250%, 02/01/14                                      100              98
   Graham Packaging
     9.875%, 10/15/14                                       100              92
   Intertape Polymer US
     8.500%, 08/01/14                                        50              46
   Owens-Brockway Glass Container
     6.750%, 12/01/14                                       150             149
   Plastipak Holdings (A)
     8.500%, 12/15/15                                       100             100
   Solo Cup
     8.500%, 02/15/14                                       200             172
   Stone Container Finance
     7.375%, 07/15/14                                       100              94
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             946
   =============================================================================

   DIVERSIFIED OPERATIONS [0.8%]
   Bombardier (A)
     8.000%, 11/15/14                                        75              78

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Trinity Industries
     6.500%, 03/15/14                              $        200     $       197
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED OPERATIONS                                             275
   =============================================================================
   EDUCATIONAL SERVICES [0.3%]
   Education Management
     10.250%, 06/01/16                                       60              62
     8.750%, 06/01/14                                        60              60
   -----------------------------------------------------------------------------

   TOTAL EDUCATIONAL SERVICES                                               122
   =============================================================================
   ELECTRIC UTILITIES [4.5%]
   Allegheny Energy Supply
     7.800%, 03/15/11                                       200             208
   Aquila
     7.625%, 11/15/09                                       100             104
   Calpine Generating (D)
     11.070%, 04/01/10                                      200              10
   CMS Energy
     6.875%, 12/15/15                                       150             152
   Edison Mission Energy
     7.000%, 05/15/17                                       150             147
   Energy Future Holdings (A)
     10.875%, 11/01/17                                      300             302
   ESI Tractebel Acquisition, Ser B
     7.990%, 12/30/11                                        51              52
   Mirant North America
     7.375%, 12/31/13                                       150             150
   NRG Energy
     7.375%, 02/01/16                                       100              97
   Reliant Energy
     7.625%, 06/15/14                                       200             198
   Sierra Pacific Resources
     8.625%, 03/15/14                                        70              75
   TECO Finance (A)
     6.572%, 11/01/17                                       100             100
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               1,595
   =============================================================================
   ENERGY & POWER [0.5%]
   Aventine Renewable Energy
     10.000%, 04/01/17                                      100              91
   VeraSun Energy (A)
     9.375%, 06/01/17                                       100              87
   -----------------------------------------------------------------------------

   TOTAL ENERGY & POWER                                                     178
   =============================================================================
   ENTERTAINMENT & GAMING [10.4%]
   AMC Entertainment
     11.000%, 02/01/16                                      100             105


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Buffalo Thunder Development
     Authority (A)
     9.375%, 12/15/14                              $        100     $        89
   CCM Merger (A)
     8.000%, 08/01/13                                       175             165
   Choctaw Resort Development
     Enterprise (A)
     7.250%, 11/15/19                                       188             181
   Chukchansi Economic Development
     Authority (A)
     8.000%, 11/15/13                                       150             146
   Circus & Eldorado Joint Venture/Silver
     Legacy Capital
     10.125%, 03/01/12                                      150             155
   Fontainebleau Las Vegas Holdings (A)
     10.250%, 06/15/15                                      150             130
   Greektown Holdings (A)
     10.750%, 12/01/13                                      125             122
   Herbst Gaming
     8.125%, 06/01/12                                       150              98
   Indianapolis Downs (A)
     11.000%, 11/01/12                                      100              96
   Inn of the Mountain Gods Resort &
     Casino
     12.000%, 11/15/10                                      150             156
   Isle of Capri Casinos
     7.000%, 03/01/14                                       200             164
   Jacobs Entertainment
     9.750%, 06/15/14                                        75              70
   Mashantucket Western Pequot Tribe (A)
     8.500%, 11/15/15                                       100             100
   MGM Mirage
     8.500%, 09/15/10                                       200             207
     6.750%, 09/01/12                                       100              97
     6.000%, 10/01/09                                       100              99
   Mohegan Tribal Gaming Authority
     7.125%, 08/15/14                                       150             145
   MTR Gaming Group, Ser B
     9.750%, 04/01/10                                       200             200
   OED/Diamond Jo
     8.750%, 04/15/12                                       100             100
   Penn National Gaming
     6.875%, 12/01/11                                       100             101
   Pinnacle Entertainment (A)
     7.500%, 06/15/15                                       100              91
   San Pasqual Casino (A)
     8.000%, 09/15/13                                       100              99

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Seminole Hard Rock
     Entertainment (A)(B)
     7.848%, 03/15/14                              $        100     $        96
   Seneca Gaming
     7.250%, 05/01/12                                       100             101
   Shingle Springs Tribal Gaming
     Authority (A)
     9.375%, 06/15/15                                       100              97
   Snoqualmie Entertainment
     Authority (A)(B)
     9.150%, 02/01/14                                       100              95
   Speedway Motorsports
     6.750%, 06/01/13                                       100              99
   Tunica-Biloxi Gaming Authority (A)
     9.000%, 11/15/15                                       125             128
   Waterford Gaming (A)
     8.625%, 09/15/14                                        98              98
   Wynn Las Vegas Capital (A)
     6.625%, 12/01/14                                       125             123
   -----------------------------------------------------------------------------

   TOTAL ENTERTAINMENT & GAMING                                           3,753
   =============================================================================
   FINANCIAL SERVICES [2.0%]
   Ford Motor Credit
     7.375%, 10/28/09                                       200             188
     7.375%, 02/01/11                                       200             179
   GMAC
     6.750%, 12/01/14                                       425             343
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                 710
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [2.3%]
   Alliance One
     8.500%, 05/15/12                                        75              73
   Beverages & More (A)
     9.250%, 03/01/12                                       100             101
   Chiquita Brands International
     7.500%, 11/01/14                                       100              88
   Constellation Brands
     8.375%, 12/15/14                                       100             100
   Del Monte
     8.625%, 12/15/12                                        50              51
   Land O' Lakes
     8.750%, 11/15/11                                         6               6
   Leiner Health Products
     11.000%, 06/01/12                                      100              68
   Le-Natures (A)(D)
     9.000%, 06/15/13                                       150              33
   National Beef Packing
     10.500%, 08/01/11                                      100              95


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Pilgrim's Pride
      8.375%, 05/01/17                             $        100     $        98
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                      100             101
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           814
   =============================================================================
   FORESTRY [0.2%]
   Tembec Industries
      7.750%, 03/15/12                                      150              73
   =============================================================================
   GAS/NATURAL GAS [2.4%]
   Colorado Interstate Gas
      6.800%, 11/15/15                                      150             156
   El Paso
      7.000%, 05/15/11                                      275             280
      7.000%, 06/15/17                                      150             150
   Targa Resources (A)
      8.500%, 11/01/13                                      200             194
   Williams
      7.250%, 02/01/17                                      100             103
   -----------------------------------------------------------------------------

   TOTAL GAS/NATURAL GAS                                                    883
   =============================================================================
   INSURANCE [0.3%]
   USI Holdings (A)(B)
      9.230%, 11/15/14                                      125             107
   =============================================================================
   MACHINERY [1.0%]
   Baldor Electric
      8.625%, 02/15/17                                      100             103
   Terex
      8.000%, 11/15/17                                       50              51
      7.375%, 01/15/14                                      100             101
   Trimas
      9.875%, 06/15/12                                      115             112
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          367
   =============================================================================
   MEDICAL PRODUCTS & SERVICES [2.4%]
   Advanced Medical Optics
      7.500%, 05/01/17                                      100              92
   Bio-Rad Laboratories
      7.500%, 08/15/13                                      100             101
   Community Health Systems
      8.875%, 07/15/15                                      100             102

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   HCA
      9.250%, 11/15/16                             $         50     $        52
   MQ Associates (C)
      12.250%, 08/15/12                                     200             203
   ReAble Therapeutics Finance (A)
      10.875%, 11/15/14                                      25              25
   Tenet Healthcare
      9.250%, 02/01/15                                      200             185
   Vanguard Health Holding
      9.000%, 10/01/14                                      100              96
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                        856
   =============================================================================
   METALS & MINING [1.5%]
   American Rock Salt
      9.500%, 03/15/14                                      150             153
   Freeport-McMoRan Copper & Gold
      8.250%, 04/01/15                                      125             132
   Noranda Aluminum
      Acquisition (A)(B)
      9.360%, 05/15/15                                      150             126
   Novelis
      7.250%, 02/15/15                                      150             141
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    552
   =============================================================================
   MISCELLANEOUS BUSINESS SERVICES [1.9%]
   Affinion Group
      11.500%, 10/15/15                                     150             147
   Allied Security Escrow
      11.375%, 07/15/11                                     150             141
   Carriage Services
      7.875%, 01/15/15                                      200             197
   Compagnie Generale de Geophysique
      7.500%, 05/15/15                                      100             101
   First Data (A)
      9.875%, 09/24/15                                       50              47
   MCBC Holdings (A)(B)
      11.521%, 10/15/14                                      50              48
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    681
   =============================================================================
   MISCELLANEOUS MANUFACTURING [3.1%]
   AGY Holding (A)
      11.000%, 11/15/14                                     100              97
   Altra Industrial Motion
      9.000%, 12/01/11                                      100             102
   American Railcar Industries
      7.500%, 03/01/14                                       50              47


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Coleman Cable
      9.875%, 10/01/12                             $        100     $        94
   Dresser-Rand Group
      7.375%, 11/01/14                                      133             133
   General Cable
      7.125%, 04/01/17                                      100              98
   Hawker Beechcraft Acquisition (A)
      9.750%, 04/01/17                                       75              80
      8.500%, 04/01/15                                      100             100
   Koppers Holdings (C)
      9.875%, 11/15/14                                      250             210
   MAAX
      9.750%, 06/15/12                                      200              48
   Mueller Water Products
      7.375%, 06/01/17                                      100              89
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                      1,098
   =============================================================================
   PAPER & RELATED PRODUCTS [3.2%]
   Appleton Papers, Ser B
      9.750%, 06/15/14                                      100              99
   Cellu Tissue Holdings
      9.750%, 03/15/10                                      100              97
   Domtar
      7.125%, 08/15/15                                      150             147
   Georgia-Pacific
      7.700%, 06/15/15                                      100              98
   Newark Group
      9.750%, 03/15/14                                      200             194
   Norampac
      6.750%, 06/01/13                                      100              91
   Norske Skog Canada
      7.375%, 03/01/14                                      250             189
   Smurfit Kappa Funding
      7.750%, 04/01/15                                      150             142
   Verso Paper Holdings
      9.125%, 08/01/14                                      100             101
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                         1,158
   =============================================================================
   PETROLEUM & FUEL PRODUCTS [8.8%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                      200             198
   Chesapeake Energy
      6.250%, 01/15/18                                      100              96
   Clayton Williams Energy
      7.750%, 08/01/13                                      150             131
   Comstock Resources
      6.875%, 03/01/12                                      150             141
   Dynegy Holdings
      7.750%, 06/01/19                                      100              92
      6.875%, 04/01/11                                      100              97

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Forest Oil
      8.000%, 06/15/08                             $        150     $       151
      8.000%, 12/15/11                                      100             104
   Frontier Oil
      6.625%, 10/01/11                                      150             149
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                      100             102
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                      150             151
   Newfield Exploration
      6.625%, 09/01/14                                      150             149
   OPTI Canada (A)
      7.875%, 12/15/14                                      100              98
   Pacific Energy
      7.125%, 06/15/14                                      100             104
   Parker Drilling
      9.625%, 10/01/13                                      150             159
   Petroplus Finance (A)
      7.000%, 05/01/17                                      125             114
   Plains Exploration & Production
      7.750%, 06/15/15                                      150             150
   Pride International
      7.375%, 07/15/14                                      100             103
   Regency Energy Partners
      8.375%, 12/15/13                                       65              67
   Seitel
      9.750%, 02/15/14                                       50              43
   SemGroup (A)
      8.750%, 11/15/15                                      175             166
   Swift Energy
      7.625%, 07/15/11                                      100             101
   Whiting Petroleum
      7.000%, 02/01/14                                      300             297
   Williams
      7.625%, 07/15/19                                       50              54
      6.375%, 10/01/10 (A)                                  150             152
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        3,169
   =============================================================================
   PRINTING & PUBLISHING [3.3%]
   Dex Media (C)
      8.647%, 11/15/13                                      200             182
   Dex Media West, Ser B
      8.500%, 08/15/10                                      100             101
   Idearc
      8.000%, 11/15/16                                      125             115
   Lamar Media (A)
      6.625%, 08/15/15                                      100              97


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   MediMedia USA (A)
      11.375%, 11/15/14                            $         50     $        51
   R.H. Donnelley
      6.875%, 01/15/13                                      200             179
   R.H. Donnelley, Ser A-2
      6.875%, 01/15/13                                       50              45
   Reader's Digest Association (A)
      9.000%, 02/15/17                                       75              63
   Sheridan Group
      10.250%, 08/15/11                                     150             150
   Valassis Communications
      8.250%, 03/01/15                                      140             125
   Warner Music Group
      7.375%, 04/15/14                                      100              77
   -----------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                            1,185
   =============================================================================
   REAL ESTATE [0.2%]
   Realogy (A)
      10.500%, 04/15/14                                     100              75
   =============================================================================
   REAL ESTATE INVESTMENT TRUSTS [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                      150             146
   =============================================================================
   RETAIL [2.9%]
   Buffets
      12.500%, 11/01/14                                     100              38
   Claire's Stores (A)
      9.625%, 06/01/15                                      100              65
   Group 1 Automotive
      8.250%, 08/15/13                                      100              96
   Landry's Restaurants
      9.500%, 12/15/14                                      100              99
   Leslie's Poolmart
      7.750%, 02/01/13                                      100              95
   NPC International
      9.500%, 05/01/14                                      100              89
   OSI Restaurant Partners (A)
      10.000%, 06/15/15                                     100              73
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                      100              92
   Rite Aid
      8.125%, 05/01/10                                      100              98
   Sbarro
      10.375%, 02/01/15                                      50              44
   Suburban Propane Partners
      6.875%, 12/15/13                                      100              97

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   True Temper Sports
      8.375%, 09/15/11                             $        150     $        91
   United Auto Group
      7.750%, 12/15/16                                      100              94
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           1,071
   =============================================================================
   RUBBER & PLASTIC [0.4%]
   Cooper-Standard Automotive
      8.375%, 12/15/14                                       50              40
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                       98             104
   -----------------------------------------------------------------------------

   TOTAL RUBBER & PLASTIC                                                   144
   =============================================================================
   SEMI-CONDUCTORS [1.2%]
   Amkor Technology
      9.250%, 06/01/16                                      100             100
   Flextronics International
      6.250%, 11/15/14                                      100              95
   Freescale Semiconductor
      10.125%, 12/15/16                                     150             124
   Sensata Technologies
      8.000%, 05/01/14                                      100              94
   -----------------------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS                                                    413
   =============================================================================
   STEEL & STEEL WORKS [1.5%]
   AK Steel
      7.750%, 06/15/12                                      150             151
   Gerdau Ameristeel
      10.375%, 07/15/11                                     100             105
   International Steel Group
      6.500%, 04/15/14                                      150             154
   Ryerson (A)
      12.000%, 11/01/15                                      75              75
   Steel Dynamics (A)
      7.375%, 11/01/12                                       50              50
   -----------------------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                                535
   =============================================================================
   TELEPHONES & TELECOMMUNICATIONS [5.4%]
   American Tower
      7.125%, 10/15/12                                      150             154
   Broadview Networks Holdings
      11.375%, 09/01/12                                     100             104
   Centennial Communications
      10.125%, 06/15/13                                     100             105
      8.125%, 02/01/14                                       50              49


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Cincinnati Bell
      8.375%, 01/15/14                             $        150     $       146
   Insight Midwest
   Level 3 Financing
      9.250%, 11/01/14                                      125             113
   MetroPCS Wireless
      9.250%, 11/01/14                                      100              94
   Nordic Telephone (A)
      8.875%, 05/01/16                                       50              51
   NTL Cable
      9.125%, 08/15/16                                      150             149
   PanAmSat
      9.000%, 08/15/14                                       96              97
   Qwest
      7.625%, 06/15/15                                      289             294
   Radio One
      8.875%, 07/01/11                                      100              94
   Rogers Wireless
      9.625%, 05/01/11                                      100             114
      7.250%, 12/15/12                                       50              54
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                      100             102
   Triton PCS
      8.500%, 06/01/13                                      150             155
   West
      11.000%, 10/15/16                                      55              55
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,930
   =============================================================================
   TRANSPORTATION SERVICES [2.5%]
   Kansas City Southern Railway
      9.500%, 10/01/08                                      100             102
   Navios Maritime Holdings
      9.500%, 12/15/14                                      100             102
   NCL
      10.625%, 07/15/14                                     100             100
   Pegasus Solutions (A)
      10.500%, 04/15/15                                     100              88
   Saint Acquisition (A)(B)
      12.619%, 05/15/15                                     200             103
   Ship Finance International
      8.500%, 12/15/13                                      200             203
   Stena
      7.000%, 12/01/16                                      200             192
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                            890
   =============================================================================

                                              Face Amount (000)
Description                                             /Shares     Value (000)
--------------------------------------------------------------------------------
   WASTE DISPOSAL [0.3%]
   Allied Waste North America, Ser B
     7.125%, 05/15/16                              $        100     $        99
   =============================================================================

     TOTAL CORPORATE BONDS
     (Cost $35,251)                                                      33,509
     ===========================================================================
COMMON STOCK [0.2%]

   BROADCASTING & CABLE [0.2%]
   Olympus *                                              8,500               9
   Time Warner Cable, Cl A *                              1,967              54
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                                63
   =============================================================================
   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior *                                        149               1
   =============================================================================

     TOTAL COMMON STOCK
     (Cost $82)                                                              64
     ===========================================================================
CASH EQUIVALENT [2.6%]

   Evergreen Select Money Market Fund,
     Institutional Class, 4.890% **                     467,660             467
   Fidelity Institutional Domestic Money
     Market Portfolio, Cl I, 4.940% **                  467,660             468
   =============================================================================

     TOTAL CASH EQUIVALENT
     (Cost $935)                                                            935
     ===========================================================================
WARRANT [0.0%]

   Diva Systems, Expires 03/01/08 * (A)                     600               -
   =============================================================================
     TOTAL WARRANT
     (Cost $0)                                                                -
     ===========================================================================
     TOTAL INVESTMENTS [96.0%]
     (Cost $36,268) +                                               $    34,508
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $35,933 ($ THOUSANDS).

+ AT DECEMBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $36,268 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $391 ($ THOUSANDS) AND $2,151 ($ THOUSANDS), RESPECTIVELY.

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
High Yield Bond Fund

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $6,490 ($ THOUSANDS), REPRESENTING 18.1% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2007.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(D) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

CL -- CLASS
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Prime Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) [39.3%]

   ASSET BACKED SECURITIES [3.5%]
   AIG Funding
     4.780%, 01/16/08                           $        42,700   $      42,616
   Societe Generale North America
     4.750%, 01/25/08                                    40,000          39,873
   -----------------------------------------------------------------------------

   TOTAL ASSET BACKED SECURITIES                                         82,489
   =============================================================================
   BANKS [14.1%]
   Bank of Ireland (A)
     4.800%, 02/04/08                                    40,000          39,819
   Bayerische Landesbank
     4.830%, 01/11/08                                    50,000          49,933
   BNP Paribas Finance
     4.556%, 02/05/08                                    40,000          39,823
   DEPFA Bank (A)
     5.440%, 02/19/08                                    35,000          34,747
   Lloyds Bank
     4.650%, 04/28/08                                    40,000          39,390
   UBS Finance Delaware
     5.045%, 01/31/08                                    45,000          44,811
   Wells Fargo
     4.270%, 01/04/08                                    50,000          49,982
   Westpac Trust
     4.975%, 01/22/08                                    35,000          34,898
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                          333,403
   =============================================================================
   BEAUTY PRODUCTS [1.7%]
   Kimberly-Clark Worldwide (A)
     4.480%, 01/09/08                                    40,000          39,960
   =============================================================================
   COMPUTER SYSTEM DESIGN & SERVICES [2.0%]
   IBM Capital (A)
     4.200%, 03/10/08                                    46,782          46,405
   =============================================================================
   DRUGS [1.9%]
   Pfizer (A)
     4.400%, 05/22/08                                    45,000          44,219
   =============================================================================
   FINANCE AUTO LOANS [1.7%]
   Toyota Motor Credit
     4.480%, 04/30/08                                    40,000          39,403
   =============================================================================
   FINANCIAL SERVICES [4.4%]
   American Express Credit
     4.730%, 01/22/08                                    30,000          29,917

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Caterpillar Financial Services
     4.200%, 01/03/08                           $        50,000   $      49,989
   General Electric Capital
     4.660%, 03/04/08                                    25,000          24,796
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                             104,702
   =============================================================================
   FOOD, BEVERAGE & TOBACCO [1.5%]
   Nestle Capital (A)
     4.856%, 01/22/08                                    35,000          34,903
   =============================================================================
   INSURANCE [1.5%]
   Prudential Funding (A)
     5.211%, 01/22/08                                    35,000          34,895
   =============================================================================
   PERSONAL CREDIT INSTITUTION [1.7%]
   ING Funding
     4.640%, 03/10/08                                    40,000          39,644
   =============================================================================
   SECURITY BROKERS & DEALERS [5.3%]
   Citigroup Funding
     4.700%, 06/25/08                                    50,000          48,851
   JPMorgan Chase
     5.126%, 01/23/08                                    35,000          34,892
   Merrill Lynch
     4.700%, 02/28/08                                    41,700          41,384
   -----------------------------------------------------------------------------

   TOTAL SECURITY BROKERS & DEALERS                                     125,127
   =============================================================================

     TOTAL COMMERCIAL PAPER
     (Cost $925,150)                                                    925,150
     ===========================================================================
CORPORATE BONDS [12.5%]

   BANKS [3.3%]
   ANZ National International, MTN (A)
     4.265%, 05/16/08                                    40,000          39,927
   KeyBank
     6.500%, 04/15/08                                    18,927          18,990
   Royal Bank of Canada (B)
     4.896%, 03/20/08                                    19,225          19,225
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                           78,142
   =============================================================================
   FINANCIAL SERVICES [2.6%]
   American Honda, MTN (A)(B)
     4.971%, 01/28/08                                    35,000          35,000
   General Electric, MTN (B)
     5.171%, 03/04/08                                    25,000          25,004
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                              60,004
   =============================================================================


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Prime Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   INSURANCE [0.5%]
   Metropolitan Life Global Funding I (A)
     2.600%, 06/19/08                           $        12,000   $      11,854
   =============================================================================
   PERSONAL CREDIT INSTITUTIONS [1.5%]
   American Express Bank (B)
     4.866%, 01/22/08                                    20,000          20,000
   HSBC Finance
     5.836%, 02/15/08                                    16,300          16,312
   -----------------------------------------------------------------------------

   TOTAL PERSONAL CREDIT INSTITUTIONS                                    36,312
   =============================================================================
   SECURITY BROKERS & DEALERS [4.6%]
   Citigroup Global Markets Holdings
     6.500%, 02/15/08                                     4,000           4,006
   Credit Suisse USA (B)
     5.234%, 06/02/08                                    22,000          22,009
   Goldman Sachs Group
     4.125%, 01/15/08                                    25,459          25,447
   Lehman Brothers Holdings
     4.000%, 01/22/08                                    20,000          19,985
   Morgan Stanley (B)
     5.334%, 01/18/08                                    36,400          36,403
   -----------------------------------------------------------------------------

   TOTAL SECURITY BROKERS & DEALERS                                     107,850
   =============================================================================

     TOTAL CORPORATE BONDS
     (Cost $294,162)                                                    294,162
     ===========================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS [4.4%]

   FHLB
     5.125%, 07/23/08                                     8,275           8,293
   FHLB DN (C)
     4.226%, 05/21/08                                    25,000          24,595
     3.720%, 12/23/08                                    47,729          45,968
   FHLMC DN (C)
     4.322%, 04/28/08                                    25,000          24,653
   =============================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $103,509)                                                    103,509
     ===========================================================================
CERTIFICATES OF DEPOSIT [9.1%]

   Bank of America (A)
     4.900%, 01/30/08                                    40,000          40,000
   Bank of Nova Scotia
     4.750%, 02/07/08                                    40,000          40,000
   Deutsche Bank
     4.980%, 01/30/08                                    35,000          35,000
   Natixis
     5.170%, 02/19/08                                    35,000          35,001

Description                            Face Amount (000)/Shares     Value (000)
--------------------------------------------------------------------------------
   Rabobank Nederland
     5.140%, 03/11/08                           $        30,000   $      30,017
   Toronto Dominion Bank
     5.000%, 03/20/08                                    35,000          35,000
   =============================================================================

     TOTAL CERTIFICATES OF DEPOSIT
     (Cost $215,018)                                                    215,018
     ===========================================================================
CASH EQUIVALENT [0.0%]

   Goldman Sachs Financial Square Funds -
     Government Fund, 4.470%*                           290,407             290
   =============================================================================

     TOTAL CASH EQUIVALENT
     (Cost $290)                                                            290
     ===========================================================================
REPURCHASE AGREEMENTS (D) [34.8%]

   Banc of America 4.600%, dated
     12/31/07, repurchased on 01/02/08,
     repurchase price $175,044,722
     (collateralized by various U.S.
     Government obligations, ranging in
     par value $29,590,666-$175,019,000,
     5.000%, 07/01/35-11/01/36; with
     total market value
     $178,500,000)                                      175,000         175,000
   Barclays Bank 4.500%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $70,017,500 (collateralized by
     various U.S. Government
     obligations, ranging in par value
     $4,406,435-$57,257,920,
     5.500%-6.373%,
     06/01/36-10/01/37; with total
     market value $71,400,001)                           70,000          70,000
   Bear Stearns 4.650%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $175,045,208 (collateralized
     by various U.S. Government
     obligations, ranging in par value
     $6,940,000-$52,470,000,
     5.000%-9.250%,
     01/01/13-12/01/37; with total
     market value $178,500,653)                         175,000         175,000


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Prime Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Deutsche 4.750%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $175,046,181 (collateralized by
     various U.S. Government
     obligations, ranging in par value
     5.000%-6.500%,
     03-01-36-11/01/37; with total
     market value $178,500,000)                 $       175,000   $     175,000
   Lehman Brothers 4.400%, dated
     12/31/07, repurchased on 01/02/08,
     repurchase price $222,754,438
     (collateralized by various U.S.
     Government obligations, ranging in
     par value $19,535,567-$217,235,000,
     5.500%, 06/01/36-05/01/37; with
     total market value $227,156,978)                   222,700         222,700
   =============================================================================

     TOTAL REPURCHASE AGREEMENTS
     (Cost $817,700)                                                    817,700
     ===========================================================================
     TOTAL INVESTMENTS [100.1%]
     (Cost $2,355,829) +                                          $   2,355,829
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,353,948 ($ THOUSANDS).

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

*     THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $401,728(000), REPRESENTING 17.1% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2007.

(C) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(D)   TRI-PARTY REPURCHASE AGREEMENT.

DN -- DISCOUNT NOTE
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Government Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [81.5%]

   FAMC, MTN
     5.250%, 01/11/08                              $     14,725   $      14,725
     4.700%, 10/16/08                                    10,000          10,000
   FFCB
     5.125%, 01/18/08                                    24,864          24,867
     3.000%, 04/15/08                                     1,800           1,789
     3.375%, 07/15/08                                    12,000          11,885
   FHLB
     3.583%, 01/10/08 (A)                                25,500          25,500
     3.625%, 01/15/08                                     3,450           3,448
     4.625%, 01/18/08                                    26,850          26,847
     5.500%, 01/28/08                                    50,000          50,031
     4.000%, 02/01/08                                    10,520          10,509
     5.250%, 02/01/08                                    20,000          20,000
     3.573%, 02/07/08 (A)                                20,000          20,000
     5.250%, 02/13/08                                    10,780          10,782
     5.125%, 02/21/08                                    17,665          17,662
     5.125%, 02/26/08                                    23,690          23,692
     4.125%, 04/18/08                                    99,630          99,444
     4.350%, 04/28/08                                    22,710          22,710
     4.800%, 05/02/08                                    25,000          24,985
     4.300%, 06/03/08                                    17,550          17,550
     4.750%, 06/11/08                                    25,000          25,029
     5.125%, 06/18/08                                    25,240          25,312
     5.000%, 07/16/08                                    25,000          25,069
     5.125%, 07/23/08                                    50,000          50,109
     5.310%, 07/30/08                                    35,000          35,000
     5.125%, 08/08/08                                    50,000          50,148
     4.775%, 08/15/08 (A)                                20,000          20,008
     4.350%, 12/17/08                                    41,055          41,055
   FHLB DN (B)
     4.431%, 01/02/08                                   175,000         174,979
     4.238%, 01/03/08                                    50,000          49,988
     4.249%, 01/07/08                                    58,015          57,974
     4.254%, 01/11/08                                    50,000          49,941
     4.257%, 01/16/08                                    50,000          49,912
     4.351%, 01/18/08                                    50,000          49,898
     4.270%, 01/25/08                                    61,587          61,413
     4.350%, 01/30/08                                   100,000          99,652
     4.322%, 02/22/08                                    50,000          49,690
     4.306%, 03/19/08                                    50,000          49,538
     5.214%, 06/13/08                                    12,533          12,249
   FHLMC
     5.500%, 01/18/08                                    23,122          23,129
     4.625%, 02/21/08                                     3,000           2,997
   FHLMC DN (B)
     4.313%, 01/04/08                                   100,000          99,964

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   FHLMC DN (B) (continued)
     4.665%, 01/07/08                              $     50,000   $      49,962
     4.156%, 01/15/08                                    50,000          49,919
   FNMA
     3.250%, 01/15/08                                    50,000          49,977
     4.625%, 01/15/08                                    50,000          49,998
     5.500%, 01/15/08                                     9,430           9,431
     3.800%, 01/18/08                                    22,700          22,691
     3.500%, 01/28/08                                    19,000          18,976
     5.750%, 02/15/08                                    75,000          75,083
     4.000%, 07/25/08                                    14,500          14,435
     5.000%, 09/15/08                                    47,565          47,737
   FNMA DN (B)
     4.324%, 01/03/08                                   100,000          99,976
     4.353%, 01/04/08                                    50,000          49,982
     4.255%, 01/16/08                                    50,000          49,912
     4.314%, 01/17/08                                    50,000          49,904
     4.245%, 01/25/08                                    50,000          49,859
================================================================================

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $2,227,322)                                                2,227,322
     ===========================================================================
REPURCHASE AGREEMENTS (C) [18.1%]

   Bank of America 4.600%, dated
     12/31/07, repurchased on 01/02/08,
     repurchase price $75,019,167
     (collateralized by a FNMA
     obligation, par value $105,202,222,
     5.000%, 03/01/35; with total market
     value $76,500,000)                                  75,000          75,000
   Barclay Bank 4.500%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $70,017,500 (collateralized by
     various U.S. Government
     obligations, ranging in par value
     $14,118,099-$92,793,825,
     5.000%-5.606%,
     05/01/34-02/01/37; with total
     market value $71,400,000)                           70,000          70,000
   Bear Stearns 4.650%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $100,025,833 (collateralized
     by various U.S. Government
     obligations, ranging in par value
     $10,990,000-$49,947,229, 5.500%,
     04/01/37-10/01/37; with total
     market value $102,003,217)                         100,000         100,000


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Government Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Deutsche Bank 4.750%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $100,026,389 (collateralized
     by various U.S. Government
     obligations, ranging in par value
     $1,256,326-$25,031,684,
     4.516%-6.500%,
     10/01/35-10/01/37; with total
     market value $102,000,000)                    $    100,000   $     100,000
   Lehman Brothers 4.400%, dated
     12/31/07, repurchased on 01/02/08,
     repurchase price $50,606,186
     (collateralized by a FHLMC
     obligation, par value $58,025,000,
     5.500%, 06/01/36; with total market
     value $51,612,506)                                  50,600          50,600
   UBS Warburg 4.500%, dated 12/31/07,
     repurchased on 01/02/08, repurchase
     price $100,025,000 (collateralized
     by various U.S. Government
     obligations, ranging in par value
     $15,515,000-$50,000,000, 5.500%,
     01/01/22-12/01/36; with total
     market value $102,003,279)                         100,000         100,000
   =============================================================================

     TOTAL REPURCHASE AGREEMENTS
     (Cost $495,600)                                                    495,600
     ===========================================================================
     TOTAL INVESTMENTS [99.6%]
     (Cost $2,722,922) +                                          $   2,722,922
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,732,548 ($ THOUSANDS).

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)   TRI-PARTY REPURCHASE AGREEMENT.

DN -- DISCOUNT NOTE
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                   Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [97.0%]

   CALIFORNIA [92.9%]
   ABAG, Finance Authority for Non-Profit
     Corporations, Public Policy
     Institute Project, Ser A, RB (A)(B)(C)
     3.650%, 11/01/31                              $      2,870   $       2,870
   ABAG, Finance Authority for Non-Profit
     Corporations, Ser C,
     COP (A)(B)(C)
     3.810%, 10/01/27                                     5,120           5,120
   ABAG, Finance Authority for Non-Profit
     Corporations, Ser D,
     COP (A)(B)(C)
     3.810%, 10/01/27                                     2,840           2,840
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A,
     RB (B)(C)(D)
     3.680%, 07/15/33                                     4,685           4,685
   Berkeley, YMCA Project,
     RB (A)(B)(C)
     3.650%, 06/01/23                                     1,795           1,795
   California State, Bay Area Governments
     Association, Windemere Ranch
     Assessment Project, Ser 1, SAB
     Pre-Refunded @ 102 (E)
     7.300%, 09/02/08                                     9,865          10,317
   California State, Bay Area Toll
     Authority, San Francisco Bay Area
     Project, Ser B, RB,
     AMBAC (B)(C)
     3.220%, 04/01/39                                     4,500           4,500
   California State, Bay Area Toll
     Authority, San Francisco Bay Area
     Project, Ser B-1, RB,
     AMBAC (B)(C)
     3.220%, 04/01/45                                    10,285          10,285
   California State, Bay Area Toll
     Authority, San Francisco Bay Area
     Project, Ser B-2, RB,
     XLCA (B)(C)
     3.220%, 04/01/45                                     2,975           2,975
   California State, Bay Area Toll
     Authority, San Francisco Bay Area
     Project, Ser G-2, RB,
     AMBAC (B)(C)
     3.450%, 04/01/47                                     4,800           4,800

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Community College
     Financing Authority, Ser A, TRAN
     4.500%, 06/30/08                              $      7,500   $       7,530
   California State, Daily Kindergarten
     University Project, Ser A-1,
     GO (A)(B)(C)
     3.450%, 05/01/34                                     4,385           4,385
   California State, Daily Kindergarten
     University Project, Ser A-2,
     GO (A)(B)(C)
     3.760%, 05/01/34                                     6,730           6,730
   California State, Daily Kindergarten
     University Project, Ser A-3,
     GO (A)(B)(C)
     3.800%, 05/01/34                                    11,400          11,400
   California State, Daily Kindergarten
     University Project, Ser A-4,
     GO (A)(B)(C)
     3.420%, 05/01/34                                       800             800
   California State, Daily Kindergarten
     University Project, Ser B-3,
     GO (A)(B)(C)
     3.700%, 05/01/34                                     2,300           2,300
   California State, Department of Water
     Resource & Power, Ser B-1,
     RB (A)(B)(C)
     3.790%, 05/01/22                                    16,770          16,770
   California State, Department of Water
     Resource & Power, Ser B-4,
     RB (A)(B)(C)
     3.570%, 05/01/22                                       700             700
   California State, Department of Water
     Resource & Power, Ser C-15,
     RB (A)(B)(C)
     3.680%, 05/01/22                                     5,000           5,000
   California State, Department of Water
     Resource & Power, Sub-Ser F-2,
     RB (A)(B)(C)
     3.890%, 05/01/20                                     8,505           8,505
   California State, Department of Water
     Resource & Power, Sub-Ser F-4,
     RB (A)(B)(C)
     3.530%, 05/01/22                                    22,975          22,975
   California State, Department of Water
     Resource & Power, Sub-Ser F-5,
     RB (A)(B)(C)
     3.540%, 05/01/22                                     2,000           2,000


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Department of Water
     Resource & Power, Sub-Ser G-1,
     RB (A)(B)(C)
     3.320%, 05/01/11                              $      1,000   $       1,000
   California State, Department of Water
     Resource & Power, Sub-Ser G-3,
     RB, FSA (B)(C)
     3.650%, 05/01/16                                    11,050          11,050
   California State, Department of Water
     Resource & Power, Sub-Ser G-4,
     RB, FSA (B)(C)
     3.630%, 05/01/16                                    10,000          10,000
   California State, Economic Development
     Financing Authority, KQED Project,
     RB (A)(B)(C)
     3.650%, 04/01/20                                     1,200           1,200
   California State, Economic Recovery
     Authority, Ser C, RB (B)(C)
     3.810%, 07/01/23                                    13,335          13,335
   California State, Economic Recovery
     Authority, Ser C-1, RB (B)(C)
     3.830%, 07/01/23                                     7,170           7,170
   California State, Economic Recovery
     Authority, Ser C-12, RB (B)(C)
     3.680%, 07/01/23                                       770             770
   California State, Economic Recovery
     Authority, Ser C-13, RB,
     XLCA (B)(C)
     3.750%, 07/01/23                                     6,000           6,000
   California State, Economic Recovery
     Authority, Ser C-16, RB,
     FSA (B)(C)
     3.280%, 07/01/23                                     3,700           3,700
   California State, Economic Recovery
     Authority, Ser C-2,
     RB (B)(C)(D)
     3.810%, 07/01/23                                     9,000           9,000
   California State, Economic Recovery
     Authority, Ser C-4, RB (B)(C)
     3.810%, 07/01/23                                     2,300           2,300
   California State, Economic Recovery
     Authority, Ser C-5, RB (B)(C)
     3.420%, 07/01/23                                       665             665
   California State, Educational Facilities
     Authority, Chapman University
     Project, RB (A)(B)(C)
     3.650%, 12/01/30                                     1,000           1,000

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Educational Facilities
     Authority, Ser S-4, RB (B)(C)
     3.150%, 11/01/50                              $      7,150   $       7,150
   California State, Educational Facilities
     Authority, University of San
     Francisco Project, RB (A)(B)(C)
     3.600%, 05/01/30                                     5,100           5,100
   California State, Health Facilities
     Finance Authority, Adventist Health
     Systems Project, Ser B,
     RB (A)(B)(C)
     3.820%, 09/01/25                                     4,400           4,400
   California State, Health Facilities
     Finance Authority, Adventist
     Hospital Project, Ser A, RB,
     MBIA (B)(C)
     3.810%, 09/01/28                                    14,990          14,990
   California State, Health Facilities
     Finance Authority, Adventist
     Hospital Project, Ser B, RB,
     MBIA (B)(C)
     3.810%, 09/01/28                                     6,135           6,135
   California State, Infrastructure &
     Economic Authority, Asian Art
     Museum Foundation Project, RB,
     MBIA (B)(C)
     3.810%, 06/01/34                                     7,100           7,100
   California State, Infrastructure &
     Economic Authority, Contemporary
     Jewish Museum Project,
     RB (A)(B)(C)
     3.800%, 12/01/36                                     5,000           5,000
   California State, Infrastructure &
     Economic Authority, India
     Community Center Project,
     RB (A)(B)(C)
     3.470%, 12/01/36                                     1,700           1,700
   California State, Infrastructure &
     Economic Authority, J Paul Getty
     Trust Project, Ser B, RB (B)(C)
     3.500%, 10/01/23                                     6,240           6,240
   California State, Infrastructure &
     Economic Authority, J Paul Getty
     Trust Project, Ser B, RB (B)(C)
     3.500%, 04/01/33                                     6,200           6,200
   California State, Infrastructure &
     Economic Authority, J Paul Getty
     Trust Project, Ser D, RB (B)(C)
     3.500%, 04/01/33                                     2,000           2,000


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Infrastructure &
     Economic Authority, Jewish
     Community Center Project, RB,
     FGIC (B)(C)
     3.760%, 12/01/31                              $     20,500   $      20,500
   California State, Infrastructure &
     Economic Authority, RAND
     Corporation Project, Ser B, RB,
     AMBAC (B)(C)
     3.570%, 04/01/42                                    11,935          11,935
   California State, Infrastructure &
     Economic Authority, San Francisco
     Ballet Association Project, RB,
     FGIC (B)(C)
     3.530%, 07/01/36                                       600             600
   California State, RAN
     4.000%, 06/30/08                                    17,000          17,058
   California State, Ser A-1,
     GO (A)(B)(C)
     3.800%, 05/01/33                                     7,200           7,200
   California State, Ser A-2,
     GO (A)(B)(C)
     3.820%, 05/01/33                                    17,350          17,350
   California State, Ser B, Sub-Ser B-6,
     GO (A)(B)(C)
     3.880%, 05/01/40                                    10,065          10,065
   California State, Ser B, Sub-Ser B-7,
     GO (A)(B)(C)
     3.890%, 05/01/40                                     7,000           7,000
   California State, Ser B-1,
     GO (A)(B)(C)
     3.700%, 05/01/33                                     7,000           7,000
   California State, Ser B-3,
     GO (A)(B)(C)
     3.630%, 05/01/33                                     6,100           6,100
   California State, Ser C-2,
     GO (A)(B)(C)
     3.650%, 05/01/33                                     7,700           7,700
   California State, Sub-Ser B-3,
     GO (A)(B)(C)
     3.140%, 05/01/40                                     1,000           1,000
   California State, Sub-Ser B-4,
     GO (A)(B)(C)
     3.250%, 05/01/40                                     6,480           6,480
   California State, Weekly Kindergarten
     University Project, Ser A-8,
     GO (A)(B)(C)
     3.280%, 05/01/34                                     9,200           9,200

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Weekly Kindergarten
     University Project, Ser B-5,
     GO (A)(B)(C)
     3.690%, 05/01/34                              $     11,825   $      11,825
   California Statewide, Communities
     Development Authority, Masters
     College Project, RB (A)(B)(C)
     3.350%, 02/01/37                                     3,000           3,000
   California Statewide, Communities
     Development Authority, Museum of
     Arts Project, Ser C, RB,
     FGIC (B)(C)
     3.330%, 12/01/34                                    10,550          10,550
   California Statewide, Communities
     Development Authority, North
     Peninsula Jewish Project,
     RB (A)(B)(C)
     3.810%, 07/01/34                                     6,100           6,100
   California Statewide, Communities
     Development Authority, Park
     Century School Project,
     RB (A)(B)(C)
     3.350%, 11/01/32                                     4,000           4,000
   East Bay, Municipal Utilities District
     Authority, RB, MBIA
     Pre-Refunded @ 101 (E)
     5.000%, 06/01/08                                     1,000           1,017
   East Bay, Municipal Utilities District
     Authority, Sub-Ser 1, RB,
     XLCA (B)(C)
     3.680%, 06/01/38                                     6,600           6,600
   East Bay, Municipal Utilities District
     Authority, Sub-Ser A, RB,
     FSA (B)(C)
     3.670%, 06/01/25                                     9,960           9,960
   East Bay, Municipal Utilities District
     Authority, Sub-Ser B-1, RB,
     XLCA (B)(C)
     3.680%, 06/01/38                                    15,135          15,135
   East Bay, Municipal Utilities District
     Authority, Sub-Ser B-3, RB,
     XLCA (B)(C)
     3.630%, 06/01/38                                     4,970           4,970
   Eastern California, Municipal Water
     District, COP, Ser B, TA,
     FGIC (B)(C)
     3.650%, 07/01/20                                     4,700           4,700


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Fremont, Family Center Finance Project,
     COP (A)(B)(C)
     3.630%, 08/01/28                              $      4,130   $       4,130
   Fremont, Office Building Improvement
     & Fire Equipment Project,
     COP (A)(B)(C)
     3.630%, 08/01/30                                     3,280           3,280
   Fresno, Palm Lakes Apartment Project,
     RB (A)(B)(C)
     3.680%, 05/01/15                                     3,615           3,615
   Glendale, Police Building Project,
     COP (B)(C)
     3.750%, 06/01/30                                    14,100          14,100
   Grant, Joint Union High School District,
     School Facility Bridge Funding
     Project, COP, FSA (B)(C)
     3.650%, 09/01/34                                     1,000           1,000
   Huntington Beach, Union High School
     District, School Facility Bridge
     Funding Project, COP,
     FSA (B)(C)
     3.650%, 09/01/28                                     1,890           1,890
   Irvine Ranch, Water District
     #140-240-105-250,
     GO (A)(B)(C)
     3.700%, 04/01/33                                     4,125           4,125
   Irvine Ranch, Water District
     #140-240-105-250,
     GO (A)(B)(C)
     3.800%, 01/01/21                                     3,300           3,300
   Irvine Ranch, Water District Authority,
     Capital Improvement Project,
     COP (A)(B)(C)
     3.400%, 08/01/16                                     1,700           1,700
   Irvine, Improvement Board, Act 1915
     Project, District #03-19, Ser A,
     SAB (A)(B)(C)
     3.700%, 09/02/29                                     9,798           9,798
   Irvine, Improvement Board, Act 1915
     Project, District #03-19, Ser B,
     SAB (A)(B)(C)
     3.800%, 09/02/29                                     3,726           3,726
   Irvine, Improvement Board, Act 1915
     Project, District #04-20, Ser A,
     RB (A)(B)(C)
     3.280%, 09/02/30                                     4,760           4,760

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Irvine, Improvement Board, Act 1915
     Project, District #05-21, Ser A,
     RB (A)(B)(C)
     3.800%, 09/02/31                              $      9,500   $       9,500
   Irvine, Improvement Board, Act 1915
     Project, District #07-22, Ser A,
     RB (A)(B)(C)
     3.800%, 09/02/32                                    17,050          17,050
   Irvine, Improvement Board, Act 1915
     Project, District #85-7, Ser A, SAB,
     FSA (B)(C)
     3.470%, 09/02/32                                     2,000           2,000
   Irvine, Improvement Board, Act 1915
     Project, District #87-8,
     SAB (A)(B)(C)
     3.710%, 09/02/24                                     2,845           2,845
   Irvine, Improvement Board, Act 1915
     Project, District #89-10,
     SAB (A)(B)(C)
     3.290%, 09/02/15                                     3,280           3,280
   Irvine, Improvement Board, Act 1915
     Project, District #93-14,
     SAB (A)(B)(C)
     3.500%, 09/02/25                                     4,100           4,100
   Lemon Grove, Multifamily Housing
     Authority, Hillside Terrace Project,
     Ser A, RB (B)(C)(D)
     3.670%, 02/15/31                                     4,955           4,955
   Los Angeles County, Metropolitan
     Transit Commission, Ser A, RB,
     FGIC (B)(C)
     3.670%, 07/01/12                                     6,830           6,830
   Los Angeles County, Metropolitan
     Transportation Authority,
     Proposition C, Ser A, RB,
     MBIA (B)(C)
     3.650%, 07/01/20                                    21,015          21,015
   Los Angeles County, TRAN
     4.500%, 06/30/08                                     6,000           6,025
   Los Angeles, Department of Water &
     Power, Sub-Ser B-1, RB (B)(C)
     3.750%, 07/01/35                                     7,000           7,000
   Los Angeles, Department of Water &
     Power, Sub-Ser B-2, RB (B)(C)
     3.700%, 07/01/35                                    15,050          15,050
   Los Angeles, TRAN
     4.500%, 06/30/08                                     7,000           7,028


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Los Angeles, Unified School District,
     Administration Building Project,
     Ser A, COP, AMBAC (B)(C)
     3.630%, 10/01/24                              $      8,365   $       8,365
   Los Angeles, Unified School District,
     Ser A-1, TRAN
     4.000%, 12/29/08                                    17,500          17,644
   Los Angeles, Wastewater Systems,
     Sub-Ser A, RB, XLCA (B)(C)
     3.350%, 06/01/28                                    10,730          10,730
   Los Angeles, Wastewater Systems,
     Sub-Ser B-1, RB, XLCA (B)(C)
     3.610%, 06/01/28                                     4,480           4,480
   Los Angeles, Water & Power Resource
     Authority, Power System Project,
     Sub-Ser A-7, RB (B)(C)
     3.690%, 07/01/35                                    15,000          15,000
   Los Angeles, Water & Power Resource
     Authority, Sub-Ser B-2,
     RB (B)(C)
     3.650%, 07/01/34                                     4,100           4,100
   Los Angeles, Water & Power Resource
     Authority, Sub-Ser B-3,
     RB (B)(C)
     3.870%, 07/01/34                                    19,650          19,650
   Los Angeles, Water & Power Resource
     Authority, Sub-Ser B-6,
     RB (B)(C)
     3.810%, 07/01/34                                    12,900          12,900
   Moorpark, Unified School District,
     Ser A, COP, FSA (B)(C)
     3.650%, 11/01/28                                     1,000           1,000
   Oakland, Capital Equipment Project,
     COP (A)(B)(C)
     3.750%, 12/01/15                                     3,300           3,300
   Oakland-Alameda County, Coliseum
     Project, Ser C-1, RB (A)(B)(C)
     3.660%, 02/01/25                                    15,000          15,000
   Orange County, Apartment Development
     Authority, Riverbend Apartments
     Project, Ser B, RB (B)(C)(D)
     3.690%, 12/01/29                                     5,000           5,000
   Orange County, Improvement Board,
     Assessment District No. 01-1, Ser A,
     SAB (A)(B)(C)
     3.710%, 09/02/33                                       500             500

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Orange County, Improvement Board,
     Assessment District No. 88,
     SAB (A)(B)(C)
     3.810%, 09/02/18                              $      1,100   $       1,100
   Orange County, Sanitation District
     Authority, Ser A, COP (B)(C)
     3.710%, 08/01/29                                     5,955           5,955
   Orange County, Water District
     Authority, Ser A, COP (B)(C)
     3.670%, 08/01/42                                     2,800           2,800
   Pasadena, Public Financing Authority,
     Rose Bowl Refinancing &
     Improvement Project,
     RB (A)(B)(C)
     3.590%, 12/01/23                                     7,425           7,425
   Riverside County, Public Facilities
     Authority, Ser C, COP (A)(B)(C)
     3.640%, 12/01/15                                    13,500          13,500
   Riverside, Unified School District,
     School Facility Bridge Funding
     Project, Ser C, COP, FSA (B)(C)
     3.650%, 09/01/27                                     1,610           1,610
   Sacramento County, Housing Authority,
     Bent Tree Apartments Project,
     Ser A, RB (B)(C)(D)
     3.670%, 02/15/31                                     2,500           2,500
   Sacramento County, Ser A, TRAN
     4.250%, 07/09/08                                     5,000           5,015
   Sacramento County, TRAN
     4.500%, 07/09/08                                     5,000           5,021
   San Bernardino County, Housing
     Authority, Alta Loma Heritage
     Project, Ser A, RB (A)(B)(C)
     3.700%, 02/01/23                                     1,354           1,354
   San Diego County, Museum of Art
     Project, COP (A)(B)(C)
     3.620%, 09/01/30                                     1,400           1,400
   San Diego, Unified School District,
     Ser A, TRAN
     4.500%, 07/22/08                                     6,000           6,027
   San Francisco
     (City & County), Moscone Center
     Expansion Project, Ser 1, RB,
     AMBAC (B)(C)
     3.310%, 04/01/30                                       600             600


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   San Francisco
     (City & County), Moscone Center
     Expansion Project, Ser 2, RB,
     AMBAC (B)(C)
     3.630%, 04/01/30                              $      1,125   $       1,125
   San Francisco
     (City & County), Unified School
     District, TRAN
     4.000%, 11/14/08                                     4,000           4,022
   San Francisco, Bay Area Toll Authority,
     Ser A, RB, AMBAC (B)(C)
     3.550%, 04/01/36                                    12,450          12,450
   San Francisco, Bay Area Toll Authority,
     Ser A-1, RB, AMBAC (B)(C)
     3.550%, 04/01/45                                     5,000           5,000
   San Francisco, Bay Area Toll Authority,
     Ser C, RB, AMBAC (B)(C)
     3.590%, 04/01/25                                     5,650           5,650
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser A, RB (A)(B)(C)
     3.650%, 07/01/26                                     7,750           7,750
   Santa Clara County, Financing
     Authority, VMC Facility
     Replacement Project, Ser B,
     RB (B)(C)
     3.680%, 11/15/25                                    13,475          13,475
   Santa Clara Valley, Transportation
     Authority, Ser A, RB,
     AMBAC (B)(C)
     3.650%, 06/01/26                                     6,300           6,300
   Santa Cruz County, Board of Education,
     TRAN
     4.250%, 06/30/08                                     3,000           3,008
   Santa Cruz County, TRAN
     4.500%, 07/11/08                                     5,000           5,021
   Santa Monica-Malibu, Unified School
     District, Election of 2006 Project,
     Ser A, GO
     4.000%, 08/01/08                                     4,000           4,015
   Sequoia, Unified High School District,
     TRAN
     4.250%, 07/03/08                                     3,000           3,009
   Southern California, Metropolitan Water
     District Authority, Ser 1,
     RB (B)(C)
     3.700%, 07/01/35                                     9,600           9,600

--------------------------------------------------------------------------------

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Southern California, Metropolitan Water
     District Authority, Ser A,
     RB (B)(C)
     3.750%, 07/01/25                              $      3,800   $       3,800
   Southern California, Metropolitan Water
     District Authority, Ser B,
     RB (B)(C)
     3.630%, 07/01/27                                     4,200           4,200
   Southern California, Metropolitan Water
     District Authority, Ser C-1,
     RB (B)(C)
     3.800%, 07/01/36                                     5,400           5,400
   Southern California, Metropolitan Water
     District Authority, Ser C-1,
     RB (B)(C)
     3.620%, 07/01/30                                     5,000           5,000
   Southern California, Metropolitan Water
     District Authority, Ser C-2,
     RB (B)(C)
     3.570%, 07/01/36                                     5,700           5,700
   Southern California, Metropolitan Water
     District Authority, Ser C-3,
     RB (B)(C)
     3.670%, 07/01/30                                     8,395           8,395
   Southern California, Metropolitan Water
     District Authority, Water Works
     Authorization Project, Ser B,
     RB (B)(C)
     3.630%, 07/01/28                                     6,200           6,200
   Southern California, Public Power
     Authority, Southern Transmission
     Project, RB, AMBAC (A)(B)(C)
     3.680%, 07/01/19                                    13,600          13,600
   Southern California, Public Power
     Authority, Southern Transmission
     Project, Ser A, RB, FSA (B)(C)
     3.650%, 07/01/23                                     6,000           6,000
   Sunnyvale, Government Center Site
     Acquisition Project, Ser A, COP,
     AMBAC (B)(C)
     3.650%, 04/01/31                                     4,200           4,200
   Three Valleys, Municipal Water District
     Authority, Miramar Water
     Treatment Project,
     COP (A)(B)(C)
     3.670%, 11/01/14                                     4,700           4,700


                               CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Turlock, Irrigation District, Capital
     Improvement & Refunding Project,
     COP (A)(B)(C)
     3.810%, 01/01/31                              $     10,050   $      10,050
   Tustin, Unified School District,
     Community Facilities Project,
     District #97-1,
     Pre-Refunded @ 102 (E)
     6.375%, 09/01/08                                     2,000           2,080
   Ventura County, TRAN
     4.500%, 07/01/08                                     5,000           5,021
   Westminister, Civic Center Refinancing
     Program, Ser A, COP, AMBAC (B)(C)
     3.650%, 06/01/22                                     2,700           2,700
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                     981,081
   =============================================================================
   COLORADO [0.4%]
   Colorado, Educational & Cultural
     Facilities Authority, National Jewish
     Federal Board Program, Ser A-1,
     RB (A)(B)(C)
     3.750%, 09/01/33                                     3,110           3,110
   Colorado, Educational & Cultural
     Facilities Authority, National Jewish
     Federal Board Program, Ser A-4,
     RB (A)(B)(C)
     3.750%, 02/01/34                                     1,550           1,550
   -----------------------------------------------------------------------------

   TOTAL COLORADO                                                         4,660
   =============================================================================
   CONNECTICUT [1.6%]
   Connecticut State Health & Educational
     Facility Authority, Yale University
     Project, Ser V-1, RB (B)(C)
     3.550%, 07/01/36                                     3,000           3,000
   Connecticut State Health & Educational
     Facility Authority, Yale University
     Project, Ser V-2, RB (B)(C)
     3.550%, 07/01/36                                       700             700
   Connecticut State Health & Educational
     Facility Authority, Yale University
     Project, Ser Y-2, RB (B)(C)
     3.550%, 07/01/35                                    10,000          10,000

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Connecticut State Health & Educational
     Facility Authority, Yale University
     Project, Ser Y-3, RB (B)(C)
     3.550%, 07/01/35                              $      3,000   $       3,000
   -----------------------------------------------------------------------------

   TOTAL CONNECTICUT                                                     16,700
   =============================================================================
   ILLINOIS [0.3%]
   Illinois State, Development Finance
     Authority, Musuem Contemporary
     Art Project, RB (A)(B)(C)
     3.430%, 02/01/29                                     2,500           2,500
   University of Illinois, Auxiliary Facilities
     Systems Project, Ser B, RB,
     FSA (B)(C)
     3.460%, 04/01/35                                     1,000           1,000
   -----------------------------------------------------------------------------

   TOTAL ILLINOIS                                                         3,500
   =============================================================================
   MASSACHUSETTS [0.7%]
   Massachusetts State, Health &
     Educational Facilities Authority,
     Havard University Project, Ser R,
     RB (B)(C)
     3.470%, 11/01/49                                     8,000           8,000
   =============================================================================
   NEW YORK [0.3%]
   New York, Metropolitan Transportation
     Authority, Ser D-1, RB,
     AMBAC (B)(C)
     3.500%, 11/01/34                                     2,900           2,900
   =============================================================================
   NORTH CAROLINA [0.3%]
   North Carolina Educational Facilities
     Finance Agency, Charlotte Day
     School Project, RB (A)(B)(C)
     3.480%, 08/01/20                                     3,135           3,135
   =============================================================================
   VIRGINIA [0.5%]
   University of Virginia, Ser A,
     RB (B)(C)
     3.400%, 06/01/34                                     4,965           4,965
   =============================================================================

     TOTAL MUNICIPAL BONDS
     (Cost $1,024,941)                                                1,024,941
     ===========================================================================
COMMERCIAL PAPER [1.6%]

   California State, Contra Costa Water
       3.370%, 01/08/08                                   6,150           6,150


                              CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund

Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, GO
     3.010%, 03/04/08                              $     10,000   $      10,000
   =============================================================================

     TOTAL COMMERCIAL PAPER
     (Cost $16,150)                                                      16,150
     ===========================================================================
     TOTAL INVESTMENTS [98.6%]
     (Cost $1,041,091) +                                          $   1,041,091
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,056,403 ($ THOUSANDS).

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2007.

(C) PUT AND DEMAND FEATURE - THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(E)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTMENT ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                               CNI CHARTER FUNDS

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date: February 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           -----------------------------------
                                           Richard D. Byrd, President & CEO

Date: February 27, 2008

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -----------------------------------
                                           Eric Kleinschmidt, Controller & COO

Date: February 27, 2008

* Print the name and title of each signing officer under his or her signature.